UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(512) 306-7400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

January 31, 2009

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

1

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

2

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2009

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$3,363
*	Banco Suquia SA	327,868	45,632
	BBVA Banco Frances SA	130,508	121,825
*	Capex SA Series A	394,725	265,249
*	Celulosa Argentina SA Series B	14,412	5,187
*	Central Puerto SA Series B	125,000	130,039
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	363,126
*	Dycasa SA Series B	55,000	39,047
*	Endesa Costanera SA Series B	261,000	117,415
*	IRSA Inversiones y Representaciones SA	1,186,421	426,983
*	Juan Minetti SA	769,693	233,724
	Ledesma S.A.A.I.	885,405	771,729
*	MetroGas SA Series B	176,000	25,732
	Petrobras Energia Participacio	1,472,366	981,127
*	Polledo SA Industria Constructora y FinancierA	50,000	3,908
	Siderar S.A.I.C. Series A	494,314	1,667,806
	Solvay Indupa S.A.I.C.	1,229,322	680,915
	Tenaris SA	140,000	1,397,390
	Transportadora de Gas del Sur SA Series B	364,679	181,487

TOTAL — ARGENTINA			7,461,684

BRAZIL — (7.6%)
COMMON STOCKS — (2.3%)
*	Banco Alfa de Investimento SA	98,700	284,188
	Banco Bradesco SA	31,500	247,112
	Banco Pine SA	32,600	68,713
*	Banco Sofisa SA	409,200	714,336
	Bematech SA	331,400	842,784
*	BR Malls Participacoes SA	384,500	1,789,914
*	Brascan Residential Properties SA	1,438,800	1,234,143
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	63,290
	Companhia Siderurgica Nacional SA	2,794,200	42,370,671
	Companhia Vale do Rio Doce ADR	290,000	4,091,900
	Cremer SA	143,200	502,434
	Eternit SA	630,320	1,483,425
*	Even Construtora e Incorporadora SA	298,500	304,933
	Financeira Alfa SA	36,400	40,165
*	Gafisa SA	1,549,100	7,812,272
	Gerdau SA	469,100	2,406,159
	Globex Utilidades SA	45,131	102,128

	Grendene SA	104,700	527,562
*	Guararapes Confeccoes SA	10,800	72,621
*	IdeiasNet SA	642,200	548,084
	Iguatemi Empresa de Shopping Centers SA	193,200	999,310
	Industrias Romi SA	255,800	750,861
*	JBS SA	3,719,400	7,695,310
*	JHSF Participacoes SA	380,200	283,511
*	M Dias Branco SA	167,100	1,310,871
*	Magnesita Refratarios SA	703,918	2,184,573
*	Medial Saude SA	299,500	915,282
*	Obrascon Huarte Lain Brasil SA	184,800	1,178,897
*	Paranapanema SA	49,400	59,195
	PDG Realty SA Empreendimentos e Participacoes	396,700	2,111,744
	Perdigao SA	7,171	98,910
*	Plascar Participacoes Industriais SA	98,900	53,713
	Porto Seguro SA	327,900	1,936,306
*	Positivo Informatica SA	110,400	256,965
*	Rossi Residencial SA	1,165,100	2,254,870
*	Sao Carlos Empreendimentos e Participacoes SA	55,600	241,812
*	Sao Martinho SA	244,500	1,280,463
	Totvs SA	6,029	103,169
*	Universo Online SA	479,100	1,561,205
	Usinas Siderurgicas de Minas Gerais SA	710,500	8,268,750
TOTAL COMMON STOCKS			99,052,551

PREFERRED STOCKS — (5.3%)
#	Aracruz Celulose SA Sponsored ADR	643,665	5,400,349
*	Banco Alfa de Investimento SA	61,726	156,976
	Banco Bradesco SA Sponsored ADR	348,766	3,121,456
	Braskem SA Preferred A	1,479,200	3,640,617
#	Braskem SA Preferred A Sponsored ADR	174,116	860,133
	Centrais Electricas de Santa Catarina SA	201,600	2,953,614
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	3,772,142
*	Companhia de Tecidos Norte de Minas	686,050	1,153,274
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,546,214	4,148,573
*	Contax Participacoes SA	3,000	54,944
	Duratex SA	1,067,700	7,193,169
	Forjas Taurus SA	599,810	972,106
	Gerdau SA	2,445,084	15,840,350
	Gerdau SA Sponsored ADR	2,986,968	19,056,856
*	Inepar Industria e Construcoes SA	7,896	41,012
	Investimentos Itau SA	6,589,068	20,789,646
	Klabin SA	4,568,404	6,891,989
	Mahle-Metal Leve SA Industria e Comercio	4,000	26,707
	Marcopolo SA	1,835,200	2,373,103
	Metalurgica Gerdau SA	4,022,600	34,590,892
	Randon e Participacoes SA	277,800	706,474
	Sadia SA	987,982	1,413,836
#	Sadia SA ADR	522,348	2,199,085
	Sao Paulo Alpargatas SA	43,700	1,026,573

	Saraiva Livreiros Editores	21,000	126,724
*	Suzano Papel e Celullose SA	1,964,839	9,908,886
	Telemar Norte Leste SA	549,500	10,741,304
	Ultrapar Participacoes SA	170,741	3,926,307
#	Ultrapar Participacoes SA Sponsored ADR	144,177	3,330,489
	Uniao de Industrias Petroquimicas SA Series B	7,370,473	2,192,080
	Unibanco-Uniao de Bancos Brasileiros SA ADR	132,420	7,452,598
	Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	8,493,811
	Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	44,115,433
*	Votorantim Celulose e Papel SA	262,275	1,538,605
* #	Votorantim Celulose e Papel SA Sponsored ADR	409,567	2,375,489
	Whirlpool SA	72,600	82,927
TOTAL PREFERRED STOCKS			232,668,529

RIGHTS/WARRANTS — (0.0%)
*	Brascan Residential Properties SA Rights 02/16/09	573,209	12,354

TOTAL — BRAZIL			331,733,434

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Banco de Credito e Inversiones SA Series A	81,935	1,632,193
	CAP SA	199,310	2,585,022
	Cementos Bio-Bio SA	665,307	878,809
	Cintac SA	153,487	35,511
	Compania Cervecerias Unidas SA	143,000	871,188
	Compania de Consumidores de Gas Santiago SA	131,746	341,643
	Compania General de Electricidad SA	89,871	433,915
	Compania SudAmericana de Vapores SA	6,979,335	4,750,925
	Componia Tecno Industrial SA	4,900,000	106,458
	Corpbanca SA	1,018,549,352	4,372,994
	Cristalerias de Chile SA	264,624	2,294,552
	Embotelladora Andina SA Series A ADR	48,768	582,778
	Embotelladora Andina SA Series B ADR	7,357	105,205
	Empresa Nacional de Electricidad SA	2,694,503	3,349,088
	Empresa Nacional de Telecomunicaciones SA	116,880	1,300,513
	Empresas CMPC SA	806,380	15,679,321
	Empresas Copec SA	1,063,513	8,595,839
	Empresas Iansa SA	22,719,833	423,465
	Enersis SA	31,903,095	9,251,380
	Enersis SA Sponsored ADR	3,059,437	43,902,921
	Industrias Forestales SA	3,436,382	540,242
	Inversiones Frimetal SA	4,900,000	19,854
*	Madeco SA	34,519,208	2,326,830
	Masisa SA	15,975,380	1,497,854
	Minera Valparaiso SA	7,500	183,549
	Parque Arauco SA	2,474,668	1,343,620
	Sociedad Quimica y Minera de Chile SA Series B	481,533	13,123,920
	Soquimic Comercial SA	198,000	77,018
	Vina de Concha y Toro SA	272,412	458,685
#	Vina de Concha y Toro SA Sponsored ADR	7,386	247,062

	Vina San Pedro Tarapaca SA	79,756,271	470,523
	Watt’s SA	163,489	76,842
TOTAL COMMON STOCKS			121,859,719

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	42,776	1,192,459

TOTAL — CHILE			123,052,178

CHINA — (10.9%)
COMMON STOCKS — (10.9%)
#	Agile Property Holdings, Ltd.	9,060,000	3,474,788
	Air China, Ltd.	1,830,000	483,705
	Aluminum Corp. of China, Ltd.	28,000	12,584
#	Aluminum Corp. of China, Ltd. ADR	289,495	3,242,344
	AMVIG Holdings, Ltd.	3,391,100	1,869,590
#	Angang Steel Co., Ltd.	6,379,640	6,181,258
* #	Anhui Conch Cement Co., Ltd.	292,000	1,399,491
* #	AviChina Industry and Technology Co., Ltd.	15,580,000	2,455,603
#	Bank of China, Ltd.	93,777,000	24,577,297
#	Bank of Communications Co., Ltd.	4,991,000	3,251,674
	Baoye Group Co., Ltd.	1,020,000	205,147
#	Beijing Capital International Airport Co., Ltd.	9,406,000	4,148,164
	Beijing Capital Land, Ltd.	4,982,000	556,686
	Beijing Enterprises Holdings, Ltd.	5,962,000	23,405,985
	Beijing North Star Co., Ltd.	3,194,000	484,770
	Bosideng International Holdings, Ltd.	11,916,000	1,031,491
* #	Brilliance China Automotive Holdings, Ltd.	9,278,000	548,298
#	Byd Co., Ltd.	1,424,300	2,654,543
* #	Catic Shenzhen Holdings, Ltd.	2,458,000	514,788
#	Chaoda Modern Agriculture	32,537,412	20,545,227
*	China Aerospace International Holdings, Ltd.	8,068,000	460,049
*	China Agri-Industries Holdings, Ltd.	6,966,000	3,095,543
* #	China Aoyuan Property Group, Ltd.	4,601,000	511,397
*	China Citic Bank	545,000	202,200
#	China Construction Bank Corp.	20,250,000	9,876,417
#	China COSCO Holdings Co., Ltd.	2,040,000	1,219,528
#	China Everbright, Ltd.	7,927,600	8,650,224
#	China Foods, Ltd.	15,871,200	5,291,168
*	China Grand Forestry Green Resources Group, Ltd.	17,534,000	632,287
#	China Green (Holdings), Ltd.	4,083,800	2,659,845
*	China Haidian Holdings, Ltd.	11,853,000	633,833
	China Insurance International Holdings Co., Ltd.	586,000	744,891
	China Life Insurance Co., Ltd.	9,000	23,688
#	China Life Insurance Co., Ltd. ADR	345,122	13,659,929
	China Mengniu Dairy Co., Ltd.	596,000	787,500
	China Merchants Holdings (International) Co., Ltd.	2,157,561	3,797,878
*	China Mining Resources Group, Ltd.	13,652,000	352,814
	China Mobile, Ltd.	4,500	40,508
#	China National Building Material Co., Ltd.	512,000	554,551
	China Nickel Resources Holding Co., Ltd.	1,350,000	122,218

	China Oilfield Services, Ltd.	1,002,000	786,772
	China Petroleum and Chemical Corp. (Sinopec)	46,000	24,798
#	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	7,380,271
#	China Pharmaceutical Group, Ltd.	15,432,000	4,691,360
*	China Properties Group, Ltd.	2,943,000	441,898
	China Rare Earth Holdings, Ltd.	15,901,000	1,439,395
#	China Resources Enterprise, Ltd.	6,024,000	8,666,410
*	China Resources Gas Group, Ltd.	264,200	87,591
	China Shenhua Energy Co., Ltd.	2,528,000	5,389,847
	China Shineway Pharmaceutical Group, Ltd.	141,000	79,104
	China Shipping Container Lines Co., Ltd.	33,216,700	5,277,724
#	China Shipping Development Co., Ltd.	894,000	866,634
*	China Southern Airlines Co., Ltd. ADR	23,250	183,908
	China State Construction International Holdings, Ltd.	3,410,000	527,980
	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,254,524
	China Unicom Hong Kong, Ltd.	2,354,000	2,172,900
#	China Unicom Hong Kong, Ltd. ADR	4,191,992	38,524,407
	Chongqing Iron and Steel Co., Ltd.	1,880,000	487,544
	Citic Pacific, Ltd.	1,700,000	1,998,486
* #	CITIC Resources Holdings, Ltd.	13,006,000	1,364,522
#	CNPC Hong Kong, Ltd.	43,540,000	12,284,865
#	Comba Telecom Systems Holdings, Ltd.	8,141,600	1,944,678
	COSCO International Holdings, Ltd.	2,328,000	526,093
#	COSCO Pacific, Ltd.	19,902,000	17,802,739
*	Country Garden Holdings Co.	1,674,000	344,452
*	Dachan Food Asia, Ltd.	570,000	70,012
#	Dalian Port (PDA) Co., Ltd.	15,484,000	4,049,919
	Denway Motors, Ltd.	60,982,000	18,176,451
	Digital China Holdings, Ltd.	1,170,000	329,518
	Dongfang Electric Co., Ltd.	94,000	208,640
	Dongfeng Motor Corp.	43,066,000	14,970,840
#	Dynasty Fine Wines Group, Ltd.	9,796,600	1,424,722
* #	Fosun International	8,032,000	2,618,006
#	FU JI Food & Catering Services	1,055,000	480,788
#	Geely Automobile Holdings, Ltd.	43,871,900	3,229,026
	Global Bio-Chem Technology Group Co., Ltd.	27,227,400	3,923,931
#	Golden Eagle Retail Group, Ltd.	3,066,000	1,632,303
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	567,348
	Great Wall Motor Co., Ltd.	3,555,000	1,230,428
*	Greentown China Holdings, Ltd.	2,916,000	1,049,607
#	Guangshen Railway Co., Ltd. Sponsored ADR	432,417	6,879,754
#	Guangzhou Investment Co., Ltd.	15,630,000	1,521,085
	Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,188,661
#	Guangzhou R&F Properties Co., Ltd.	1,939,200	1,578,823
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	716,865
#	Harbin Power Equipment Co., Ltd.	6,500,000	4,545,194
#	Hengan International Group Co., Ltd.	369,000	1,227,631
* #	Hidili Industry International Development, Ltd.	4,722,000	1,545,812
	HKC (Holdings), Ltd.	10,066,000	562,051
	Hopson Development Holdings, Ltd.	812,000	470,048
	Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	686,577
* #	Intime Department Store Group Co., Ltd.	2,151,000	592,144

#	Jiangxi Copper Co., Ltd.	841,000	573,269
*	Ju Teng International Holdings, Ltd.	1,786,000	422,385
* #	KWG Property Holding, Ltd.	3,972,000	896,122
#	Lenovo Group, Ltd.	2,106,000	399,242
#	Li Ning Co., Ltd.	2,389,000	3,318,184
	Lianhua Supermarket Holdings Co., Ltd.	1,533,000	1,586,425
	Lingbao Gold Co., Ltd.	1,042,000	240,381
#	Lonking Holdings, Ltd.	1,505,000	692,361
#	Maanshan Iron and Steel Co., Ltd.	28,944,000	9,419,943
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	228,037
	Minmetals Resources, Ltd.	2,840,000	393,055
* #	Minth Group, Ltd.	1,362,000	549,577
*	Nan Hai Corp., Ltd.	4,700,000	23,984
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,200,489
#	Nine Dragons Paper Holdings, Ltd.	16,059,000	4,444,407
#	PetroChina Co., Ltd. ADR	32,000	2,360,640
* #	PICC Property and Casualty Co., Ltd.	5,992,000	2,701,098
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	4,678,002
#	Poly Hong Kong Investment, Ltd.	6,160,000	1,239,008
#	Qin Jia Yuan Media Services Co., Ltd.	1,389,000	251,166
	Qingling Motors Co., Ltd.	12,306,000	1,190,141
*	Qunxing Paper Holdings Co., Ltd.	240,000	49,324
* #	Semiconductor Manufacturing International Corp.	19,729,000	687,759
*	Semiconductor Manufacturing International Corp. ADR	892,564	1,535,210
#	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	106,165
* #	Shanghai Electric Group Co., Ltd.	40,626,000	12,822,387
*	Shanghai Forte Land Co., Ltd.	4,814,000	706,505
	Shanghai Industrial Holdings, Ltd.	8,262,000	21,053,968
	Shanghai Prime Machinery Co., Ltd.	2,520,000	268,587
	Shenzhen International Holdings, Ltd.	26,890,000	1,127,645
	Shenzhen Investment, Ltd.	7,736,000	1,316,406
	Shenzhou International Group	2,012,000	361,910
#	Shimao Property Holdings, Ltd.	14,652,000	9,415,097
#	Shougang Concord International Enterprises Co., Ltd.	10,004,000	1,022,770
	Shui On Land, Ltd.	10,203,000	2,586,182
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	368,239
* #	Sino Union Petroleum & Chemical International, Ltd.	6,320,000	570,429
#	Sinofert Holdings, Ltd.	1,390,000	786,453
	Sinolink Worldwide Holdings, Ltd.	6,158,000	406,746
* #	Sino-Ocean Land Holdings, Ltd.	15,686,500	7,791,836
	Sinopec Kantons Holdings, Ltd.	9,174,300	1,145,467
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	4,467,487
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	26,304,000	2,695,809
	Sinotrans, Ltd.	27,700,000	4,434,149
	Skyworth Digital Holdings, Ltd.	4,444,000	279,701
	SRE Group, Ltd.	9,996,000	684,060
*	TCL Multimedia Technology Holdings, Ltd.	1,986,600	289,500
	Tian An China Investments	7,396,000	1,811,913
* #	Tianjin Port Development Holdings, Ltd.	2,496,000	541,792
	TPV Technology, Ltd.	3,306,000	740,187
#	Travelsky Technology, Ltd.	8,035,000	3,134,592
#	Tsingtao Brewery Co., Ltd.	194,000	367,854

*	Vinda International Holdings, Ltd.	1,240,000	370,443
* #	Wasion Group Holdings, Ltd.	768,000	197,968
	Weichai Power Co., Ltd.	97,600	186,650
	Weiqiao Textile Co., Ltd.	418,500	124,178
	Xiamen International Port Co., Ltd.	3,272,000	319,631
*	Xingda International Holdings, Ltd.	2,176,000	239,377
* #	Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	905,918
* #	Xinyu Hengdeli Holdings, Ltd.	1,140,000	152,263
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	3,779,750
	Zijin Mining Group Co., Ltd.	2,610,000	1,372,213

TOTAL — CHINA			479,417,423

CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
	CEZ A.S.	74,076	2,525,258
	Komercni Banka A.S.	12,022	1,327,439
	Phillip Morris CR A.S.	954	272,602
	Telefonica 02 Czech Republic A.S.	512,050	9,542,056
	Unipetrol A.S.	1,050,841	6,131,400

TOTAL — CZECH REPUBLIC			19,798,755

HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
*	Danubius Hotel & Spa NYRT	136,180	2,603,675
	Egis Gyogyszergyar NYRT	53,017	2,648,207
*	Fotex Holding SE Co., Ltd.	913,849	1,216,950
#	MOL Hungarian Oil & Gas NYRT	953,228	36,952,320
* #	OTP Bank NYRT	1,820,555	18,038,717
* #	Pannonplast NYRT	536,826	1,610,859
* #	Synergon Information Systems	75,249	130,524
#	Tiszai Vegyi Kombinat NYRT	237,913	2,502,038
	Zwack Unicum NYRT	387	21,368

TOTAL — HUNGARY			65,724,658

INDIA — (9.4%)
COMMON STOCKS — (9.4%)
*	Abhishek Industries, Ltd.	92,524	13,310
	Adani Enterprises, Ltd.	565,071	3,211,288
	Aditya Birla Nuvo, Ltd.	227,932	2,159,753
	Adlabs Films, Ltd.	86,755	295,395
	Aftek, Ltd.	420,648	75,509
*	Agro Tech Foods, Ltd.	136,705	280,423
	Alembic, Ltd.	619,600	390,396
*	Allahabad Bank, Ltd.	873,449	865,796
	Alok Industries, Ltd.	736,832	231,493
	Ambuja Cements, Ltd.	3,753,732	5,339,554
	Amtek Auto, Ltd.	390,027	400,374
*	Andhra Bank	49,000	54,557

	Apollo Hospitals Enterprise, Ltd.	153,288	1,249,874
	Apollo Tyres, Ltd.	1,676,970	595,620
*	Arvind Mills, Ltd.	1,330,891	378,439
	Ashapura Minechem, Ltd.	36,874	15,482
	Ashok Leyland, Ltd.	5,310,668	1,507,292
	Asian Hotels, Ltd.	2,100	10,203
	Aurobindo Pharma, Ltd.	254,670	821,579
	Avaya GlobalConnect, Ltd.	21,933	31,046
	Axis Bank, Ltd.	460,561	4,006,205
	Bajaj Auto Finance, Ltd.	90,482	106,831
	Bajaj Auto, Ltd.	66,284	631,782
	Bajaj Finserv, Ltd.	66,284	230,161
	Bajaj Hindusthan, Ltd.	796,167	923,925
	Bajaj Holdings and Investment, Ltd.	108,284	499,577
	Balaji Telefilms, Ltd.	204,578	183,510
	Ballarpur Industries, Ltd.	2,658,186	790,857
	Balmer Lawrie & Co., Ltd.	48,430	216,464
	Balrampur Chini Mills, Ltd.	1,479,344	1,782,188
	Bank of Maharashtra, Ltd.	410,000	189,372
	Bank of Rajasthan, Ltd.	527,425	389,282
	Bata India, Ltd.	98,732	175,865
	BEML, Ltd.	118,129	808,433
*	Bengal and Assam Co., Ltd. - Private C	9,237	7,904
	Bharat Forge, Ltd.	753,769	1,288,625
	Bharati Shipyard, Ltd.	30,210	38,763
	Bhushan Steel & Strips, Ltd.	146,706	850,955
	Biocon, Ltd.	558,142	1,149,161
	Blue Star Infotech, Ltd.	12,900	12,636
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	191,738
*	Bombay Rayon Fashions, Ltd.	178,000	380,611
	Cadila Healthcare, Ltd.	19,500	97,946
*	Cairn India, Ltd.	2,162,402	7,179,087
*	Carnation Nutral Analogue Foods, Ltd.	5,200	7,847
	Century Enka, Ltd.	133,495	139,869
	Century Textiles & Industries, Ltd.	257,091	866,754
	Chambal Fertilizers & Chemicals, Ltd.	1,204,565	933,601
*	Chi Investments, Ltd.	34,117	10,725
	Cholamandalam DBS Finance, Ltd.	477	332
	City Union Bank, Ltd.	839,100	227,923
	Clariant Chemicals (India), Ltd.	2,398	7,149
	Coromandel Fertilisers, Ltd.	136,536	297,597
	Cranes Software International, Ltd.	313,759	469,613
	Cummins India, Ltd.	50,000	169,819
	Dalmia Cement (Bharat), Ltd.	28,800	45,481
	DCM Shriram Consolidated, Ltd.	210,988	114,274
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	422,322
*	Dish TV (India), Ltd.	617,884	251,734
	D-Link (India), Ltd.	118,369	94,744
	Dr. Reddy’s Laboratories, Ltd.	617,398	5,621,100
	E.I.D. - Parry (India), Ltd.	357,212	1,023,953
	Eicher Motors, Ltd.	28,098	124,887
	EIH, Ltd.	894,287	1,771,309

	Elder Pharmaceuticals, Ltd.	97,715	445,413
	Electrosteel Casings, Ltd.	513,690	156,329
	Elgi Equipments, Ltd.	174,405	109,596
*	Escorts, Ltd.	388,991	288,851
	Essel Propack, Ltd.	442,637	122,820
*	Eveready Industries (India), Ltd.	351,390	112,278
	Everest Industries, Ltd.	23,275	24,705
	Exide Industries, Ltd.	1,150,517	946,294
	FAG Bearings (India), Ltd.	500	2,279
	FDC, Ltd.	179,858	102,452
	Federal Bank, Ltd.	1,171,612	3,301,384
	Financial Technologies (India), Ltd.	58,801	567,000
	Finolex Cables, Ltd.	537,055	216,829
	Finolex Industries, Ltd.	695,629	400,883
*	Fortis Healthcare, Ltd.	89,085	117,094
	Gammon India, Ltd.	377,404	491,206
	Garden Silk Mills, Ltd.	52,000	34,201
	Geometric, Ltd.	73,022	26,382
	Gitanjali Gems, Ltd.	236,343	238,649
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	66,353
	Godrej Industries, Ltd.	106,644	137,553
*	Goetze (India), Ltd.	9,785	7,184
	Graphite India, Ltd.	89,000	50,666
	Great Eastern Shipping Co., Ltd.	645,773	2,227,081
	Great Offshore, Ltd.	162,012	787,677
	GTL, Ltd.	525,227	2,367,441
	Gujarat Alkalies & Chemicals, Ltd.	421,803	567,007
	Gujarat Fluorochemicals, Ltd.	101,490	126,142
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	755,737
	Gujarat State Fertilizers & Chemicals, Ltd.	455,889	807,017
	H.E.G., Ltd.	129,459	276,692
	HCL Infosystems, Ltd.	241,500	434,308
	HCL Technologies, Ltd.	543,480	1,269,920
	HDFC Bank, Ltd.	241,906	4,490,138
	Hexaware Technologies, Ltd.	76,915	31,141
*	Himachal Futuristic Communications, Ltd.	504,605	82,561
*	Himatsingka Seide, Ltd.	137,216	64,722
	Hinduja Global Solutions, Ltd.	65,909	175,816
	Hinduja Ventures, Ltd.	65,909	164,162
	Hindustan Construction Co., Ltd.	1,016,128	904,237
*	Hindustan Motors, Ltd.	383,680	95,238
	Hindustan Sanitaryware & Industries, Ltd.	24,608	14,954
	Hotel Leelaventure, Ltd.	1,357,335	495,150
	ICI India, Ltd.	47,767	391,351
#	ICICI Bank, Ltd. Sponsored ADR	2,716,380	44,765,942
	IDBI Bank, Ltd.	2,221,659	2,557,518
	India Cements, Ltd.	2,016,703	4,142,857
	India Glycols, Ltd.	115,658	132,638
	Indiabulls Financial Services, Ltd.	407,234	906,840
	Indiabulls Securities, Ltd.	6,234	2,798
	Indian Hotels Co., Ltd.	3,531,468	2,864,444
	Indian Oil Corp., Ltd.	8,798	79,531

	Indo Rama Synthetics (India), Ltd.	202,314	55,633
	Indoco Remedies, Ltd.	500	1,188
	IndusInd Bank, Ltd.	1,771,067	1,184,386
	INEIS ABS India, Ltd.	32,052	53,397
	Infrastructure Development Finance Co., Ltd.	5,309,800	6,165,575
	Ipca Laboratories, Ltd.	94,786	665,986
	IVRCL Infrastructures & Projects, Ltd.	1,327,877	2,915,530
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	277,484
	Jaiprakash Associates, Ltd.	363,710	554,990
	Jammu & Kashmir Bank, Ltd.	222,503	1,315,464
	JBF Industries, Ltd.	35,983	23,953
*	Jet Airways (India), Ltd.	244,572	881,848
	Jindal Poly Films, Ltd.	21,594	124,484
	Jindal Saw, Ltd.	214,754	830,294
	Jindal Steel & Power, Ltd.	566,145	11,827,297
	JK Tyre and Industries, Ltd.	158,673	114,934
	JSL, Ltd.	726,612	555,310
	JSW Steel, Ltd.	1,091,845	4,628,462
	Jubilant Organosys, Ltd.	139,688	338,896
	Karnataka Bank, Ltd.	281,428	405,523
	Karur Vysya Bank, Ltd.	87,485	376,893
	Kesoram Industries, Ltd.	204,223	472,560
	Kirloskar Oil Engines, Ltd.	458,360	323,781
	Lakshmi Machine Works, Ltd.	3,835	40,260
*	Landmark Property Development Co., Ltd.	246,234	18,384
	LIC Housing Finance, Ltd.	423,699	1,911,920
	Maharashtra Scooters, Ltd.	13,612	18,499
	Maharashtra Seamless, Ltd.	54,843	139,888
	Mahindra & Mahindra, Ltd.	1,160,380	7,023,307
	Mahindra Lifespace Developers, Ltd.	92,412	239,826
	Maruti Suzuki India, Ltd.	544,780	6,271,209
	Mastek, Ltd.	83,250	241,798
*	Matrix Laboratories, Ltd.	490,684	852,702
*	MAX India, Ltd.	3,100	7,142
	Megasoft, Ltd.	60,998	19,558
	Mercator Lines, Ltd.	1,304,126	723,303
	Merck, Ltd.	29,241	183,725
	MIRC Electronics, Ltd.	229,924	42,460
	Mirza International, Ltd.	5,000	998
	Monnet Ispat, Ltd.	85,565	243,695
	Monsanto India, Ltd.	1,817	47,641
	Moser Baer (India), Ltd.	1,516,872	1,946,040
	Mphasis, Ltd.	292,087	880,458
	MRF, Ltd.	17,453	599,518
	Mukand, Ltd.	379,410	163,692
	Mukta Arts, Ltd.	30,300	26,968
	Nagarjuna Construction Co., Ltd.	1,257,751	1,305,227
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	427,602
	Nahar Capital & Financial Services, Ltd.	51,549	21,300
	Nahar Spinning Mills, Ltd.	51,549	21,861
	Navneet Publications (India), Ltd.	118,740	97,563
	NIIT Technologies, Ltd.	190,440	206,220

	NIIT, Ltd.	149,557	66,812
	Nirma, Ltd.	286,992	567,949
	NOCIL, Ltd.	981,740	230,809
	OCL India, Ltd.	82,078	82,871
*	OCL Iron & Steel, Ltd.	246,234	19,587
	Omax Autos, Ltd.	64,810	22,175
*	Oracle Financial Services	27,422	336,773
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	649,414
	Orient Paper and Industries, Ltd.	53,000	22,613
	Panacea Biotec, Ltd.	39,063	40,982
	Patel Engineering, Ltd.	17,847	52,881
	Patni Computer Systems, Ltd.	315,650	789,361
*	Patni Computer Systems, Ltd. ADR	39,467	219,042
	Petronet LNG, Ltd.	1,980,242	1,476,044
	Polaris Software Lab, Ltd.	396,842	391,548
	Prism Cements, Ltd.	358,139	122,839
	PSL, Ltd.	62,792	90,764
	PTC India, Ltd.	745,548	1,012,553
*	Punj Lloyd, Ltd.	743,216	1,414,135
	Punjab Tractors, Ltd.	72,971	142,385
	Rain Commodities, Ltd.	215,083	287,968
	Rallis India, Ltd.	15,926	122,160
	Raymond, Ltd.	311,315	573,697
	REI Agro, Ltd.	117,408	1,351,993
*	Rei Six Ten Retail, Ltd.	88,056	—
	Reliance Capital, Ltd.	339,307	2,867,957
	Reliance Communications, Ltd.	4,454,118	15,275,665
	Reliance Industries, Ltd.	4,888,665	130,557,752
*	Reliance Natural Resources, Ltd.	3,800,245	3,940,653
	Rico Auto Industries, Ltd.	160,452	27,545
	Rolta India, Ltd.	643,272	1,202,269
	Ruchi Soya Industries, Ltd.	966,355	452,081
*	SEAMEC, Ltd.	51,335	41,693
	Sesa Goa, Ltd.	174,000	297,185
	Shriram Transport Finance Co., Ltd.	105,855	398,455
*	Sicagen India, Ltd.	3,414	272
*	Sical Logistics, Ltd.	3,414	1,661
	SKF India, Ltd.	15,701	43,653
	Sona Koyo Steering Systems, Ltd.	118,568	19,077
	Sonata Software, Ltd.	457,576	149,059
	South India Bank, Ltd.	274,218	279,656
	SREI Infrastructure Finance, Ltd.	645,356	462,348
	SRF, Ltd.	266,306	348,880
*	State Bank of India	339,946	7,900,807
	Sterlite Industries (India), Ltd. ADR	16,200	86,670
	Sterlite Industries (India), Ltd. Series A	1,436,564	7,956,075
	Sterlite Technologies, Ltd.	274,890	354,762
*	Strides Arcolab, Ltd.	126,300	179,037
	Subros, Ltd.	73,890	22,420
	Sundram Fastners, Ltd.	38,520	11,673
	Supreme Petrochem, Ltd.	101,631	22,315
	Suzlon Energy, Ltd.	2,000,000	1,902,538
	Swaraj Engines, Ltd.	14,132	29,514

	Syndicate Bank	1,422,728	1,761,495
	Tata Chemicals, Ltd.	763,975	2,372,861
	Tata Communications, Ltd. ADR	20,500	368,795
	Tata Investment Corp., Ltd.	57,960	260,474
	Tata Metaliks, Ltd.	26,681	40,069
	Tata Motors, Ltd.	405,012	1,218,298
#	Tata Motors, Ltd. Sponsored ADR	235,382	950,943
	Tata Steel, Ltd.	2,285,578	8,512,670
	Tata Tea, Ltd.	257,458	3,160,555
*	Teledata Marine Solutions, Ltd.	267,258	187,266
*	Teledata Technology Solution	267,258	187,266
	Trent, Ltd.	14,497	92,738
	Triveni Engineering & Industries, Ltd.	240,000	254,408
	Tube Investments of India, Ltd.	486,775	329,812
	TVS Motor Co., Ltd.	1,082,101	362,511
	Ucal Fuel Systems, Ltd.	24,245	14,672
	Unichem Laboratories, Ltd.	64,206	195,946
	United Phosphorus, Ltd.	530,310	1,000,657
	Usha Martin, Ltd.	1,017,075	481,303
*	Uttam Galva Steels, Ltd.	305,386	209,263
	Vardhman Textiles, Ltd.	88,383	103,981
	Varun Shipping Co.	549,032	519,135
	Videocon Industries, Ltd.	126,483	237,090
	Videsh Sanchar Nigam, Ltd.	727,705	6,627,561
*	Welspun India, Ltd.	37,142	12,183
	Welspun-Gujarat Stahl Rohren, Ltd.	824,452	1,173,262
*	Wire & Wireless India, Ltd.	434,815	86,513
	Wockhardt, Ltd.	186,126	386,807
	Wyeth, Ltd.	6,540	56,329
	Zee Entertainment Enterprises, Ltd.	1,795,929	3,989,873
	Zee News, Ltd.	726,155	461,087
	Zensar Technologies, Ltd.	68,072	95,559
	Zuari Industries, Ltd.	127,958	356,317
TOTAL COMMON STOCKS			411,411,113

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	65,713
	Tata Steel, Ltd.	1,714,184	943,701
TOTAL PREFERRED STOCKS			1,009,414

TOTAL — INDIA			412,420,527

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
*	PT Agis Tbk	2,012,000	9,060
*	PT Apac Citra Centretex Tbk	774,000	3,401
	PT Asahimas Flat Glass Tbk	5,333,500	571,349
	PT Astra Agro Lestari Tbk	456,500	428,564
	PT Astra Graphia Tbk	22,838,000	394,282
	PT Astra International Tbk	10,165,900	11,428,976
*	PT Bakrie & Brothers Tbk	98,676,250	433,551

*	PT Bakrieland Development Tbk	162,850,250	844,312
	PT Bank Central Asia Tbk	9,100,000	2,159,752
	PT Bank Danamon Indonesia Tbk	13,450,000	2,634,555
*	PT Bank Pan Indonesia Tbk	122,107,326	5,578,539
	PT Bank Rakyat Indonesia Tbk	3,070,000	1,201,590
	PT Berlian Laju Tanker Tbk	52,474,300	2,159,857
	PT Bhakti Investama Tbk	57,723,175	825,779
	PT Budi Acid Jaya Tbk	22,530,000	244,838
*	PT Central Proteinaprima Tbk	9,800,000	42,294
*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,168,974
*	PT Ciputra Surya Tbk	17,718,000	316,358
*	PT Clipan Finance Indonesia Tbk	12,461,000	156,315
*	PT Davomas Adabi Tbk	139,739,500	768,242
*	PT Dynaplast Tbk	3,040,000	195,009
*	PT Energi Mega Persada Tbk	7,300,000	43,221
*	PT Ever Shine Textile Tbk	19,347,215	99,456
*	PT Global Mediacom Tbk	3,542,000	51,985
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,615,500	1,701,071
*	PT Hero Supermarket Tbk	220,000	77,329
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	818,086
	PT Indofood Sukses Makmur Tbk	43,605,000	3,688,919
	PT Indo-Rama Synthetics Tbk	9,627,320	395,310
	PT International Nickel Indonesia Tbk	38,454,000	8,172,823
	PT Jaya Real Property Tbk	25,528,000	1,121,683
	PT Kalbe Farma Tbk	30,353,500	1,221,149
	PT Lautan Luas Tbk	2,102,000	94,325
*	PT Lippo Karawaci Tbk	73,163,250	5,326,195
	PT Matahari Putra Prima Tbk	35,296,900	1,728,839
	PT Mayorah Indah Tbk	8,807,572	768,112
*	PT Medco Energi International Tbk	29,284,000	4,302,435
	PT Mitra Adiperkasa Tbk	3,033,000	89,760
*	PT Modern Photo Tbk	1,266,500	19,476
*	PT Panasia Indosyntec Tbk	403,200	14,172
*	PT Panin Insurance Tbk	30,688,500	464,275
*	PT Panin Life Tbk	56,523,500	364,560
*	PT Petrosea Tbk	76,000	27,819
*	PT Polychem Indonesia Tbk	14,413,500	78,928
	PT Ramayana Lestari Sentosa Tbk	3,531,500	141,328
	PT Samudera Indonesia Tbk	415,500	98,303
	PT Selamat Semp Tbk	10,624,000	336,084
	PT Semen Gresik Tbk	55,534,910	16,656,285
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,232,954
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	21,597
	PT Summarecon Agung Tbk	16,091,000	222,139
*	PT Sunson Textile Manufacturer Tbk	6,012,000	132,074
*	PT Suparma Tbk	6,395,345	49,835
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	32,619
*	PT Suryainti Permata Tbk	17,378,000	250,556
	PT Tigaraksa Satria Tbk	718,200	16,409
	PT Timah Tbk	7,800,000	729,281

	PT Trimegah Sec Tbk	34,298,000	265,222
	PT Tunas Ridean Tbk	11,363,500	535,324
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	851,490
	PT Unggul Indah Cahaya Tbk	371,435	90,574
	PT United Tractors Tbk	2,573,666	1,124,736

TOTAL — INDONESIA			85,022,335

ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
*	Afcon Industries, Ltd.	1,451	7,144
	Africa Israel Industries, Ltd.	9,037	251,273
	Africa-Israel Investments, Ltd.	224,292	1,647,035
*	Alvarion, Ltd.	311,482	1,049,648
	Analyst IMS Investment Management Services, Ltd.	16,192	42,372
	Ashtrom Properties, Ltd.	171,400	103,693
*	AudioCodes, Ltd.	23,091	38,621
	Azorim Investment Development & Construction Co., Ltd.	294,564	487,506
*	Bank Hapoalim B.M.	10,777,156	19,409,009
	Bank Leumi Le-Israel	11,419,535	20,798,805
	Bank of Jerusalem, Ltd.	71,150	68,546
*	Baran Group, Ltd.	106,344	298,924
	Clal Industries, Ltd.	984,961	2,058,059
	Clal Insurance Enterprise Holdings, Ltd.	97,670	571,125
*	Danya Cebus, Ltd.	23,610	31,599
	Delek Automotive Systems, Ltd.	11,121	60,549
*	Delta-Galil Industries, Ltd.	96,180	141,250
	Dexia Isreal, Ltd.	1,050	65,489
	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	35,473
	Discount Investment Corp.	279,027	2,432,920
	Elbit Medical Imaging, Ltd.	141,338	1,803,528
	Electra (Israel), Ltd.	15,789	875,071
*	Elron Electronic Industries, Ltd.	323,982	484,265
*	Feuchtwanger Investments, Ltd.	10,500	31
*	First International Bank of Israel, Ltd. (6123804)	470,714	595,147
*	First International Bank of Israel, Ltd. (6123815)	289,898	1,776,653
	Formula Systems, Ltd.	91,685	370,069
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	258,127
*	Hadera Paper, Ltd.	24,328	774,131
*	Hamlet (Israel-Canada), Ltd.	16,333	39,270
*	Harel Insurance Investments & Finances, Ltd.	44,708	987,005
	IBI Investment House, Ltd.	6,245	22,889
	IDB Development Corp., Ltd. Series A	148,779	1,369,334
	Industrial Building Corp., Ltd.	922,044	1,195,997
*	Israel Cold Storage & Supply Co., Ltd.	7,000	32,010
*	Israel Petrochemical Enterprises, Ltd.	225,343	349,396
*	Israel Steel Mills, Ltd.	97,000	929
	Ituran Location & Control, Ltd.	24,162	199,415
*	Jerusalem Oil Exploration, Ltd.	27,096	209,367
*	Kardan Israel, Ltd.	2,237	2,282
*	Knafaim Arkia Holdings, Ltd.	117,857	539,660

*	Koor Industries, Ltd.	146,769	1,412,507
	Leader Holding & Investments, Ltd.	197,439	57,438
	Liberty Properties, Ltd.	3,457	45,782
*	Magal Security Systems, Ltd.	18,398	103,264
	Makhteshim-Agan Industries, Ltd.	123,160	384,871
*	Menorah Mivtachim Holdings, Ltd.	117,299	598,211
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	44,080
	Middle East Tube Co., Ltd.	18,000	20,871
	Migdal Insurance Holdings, Ltd.	593,144	483,560
*	Miloumor, Ltd.	97,997	6,260
*	Minrav Holdings, Ltd.	2,000	64,515
*	Mivtach Shamir Holdings, Ltd.	26,586	311,233
*	Naphtha Israel Petroleum Corp.	125,444	226,672
*	NICE Systems, Ltd. Sponsored ADR	78,714	1,510,522
*	Nisko Industries, Ltd.	5,929	7,990
*	OCIF Investments and Development, Ltd.	14,180	45,033
	Oil Refineries, Ltd.	11,090,509	2,633,426
	Ormat Industries, Ltd.	113,997	830,957
*	RADVision, Ltd.	54,061	251,579
*	Retalix, Ltd.	235,506	1,316,679
	Scailex Corp., Ltd.	416,611	2,987,259
*	Suny Electronic, Ltd.	90,241	161,259
	Super-Sol, Ltd. Series B	780,479	2,447,522
*	Team Computer & Systems, Ltd.	6,937	108,610
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	232,428	9,634,141
*	The Israel Land Development Co., Ltd.	176,934	316,516
*	Union Bank of Israel, Ltd.	364,943	659,596
	United Mizrahi Bank, Ltd.	1,812,903	8,369,282
	Urdan Industries, Ltd.	526,698	184,922

TOTAL — ISRAEL			96,708,173

MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
	A&M Realty Berhad	854,200	86,426
	Affin Holdings Berhad	9,611,900	3,555,499
*	Airasia Berhad	2,630,000	633,636
	Alliance Financial Group Berhad	5,187,100	2,694,806
	Aluminum Co. of Malaysia Berhad	250,000	58,608
*	AMBD Berhad	2,782,700	80,256
	AMMB Holdings Berhad	19,788,662	12,432,248
	Ancom Berhad	413,437	59,347
	Ann Joo Resources Berhad	1,178,400	372,841
	APM Automotive Holdings Berhad	1,024,700	430,375
	Apollo Food Holdings Berhad	198,400	128,906
*	Asas Dunia Berhad	524,700	82,134
*	Asia Pacific Land Berhad	5,644,300	381,539
	Asiatic Development Berhad	1,918,900	2,059,891
	Bandar Raya Developments Berhad	3,669,100	1,081,721
	Batu Kawan Berhad	2,291,250	5,432,783
	Berjaya Corp. Berhad	15,278,880	2,162,774
	Berjaya Land Berhad	3,273,000	2,920,153

	Bernas Padiberas Nasional Berhad	4,690,300	1,639,511
	Bimb Holdings Berhad	1,544,700	356,447
	Bina Darulaman Berhad	118,000	19,626
*	Binaik Equity Berhad	149,800	26,006
	Bolton Properties Berhad	1,277,400	280,658
	Boustead Holdings Berhad	3,193,400	2,779,293
	Cahya Mata Sarawak Berhad	1,401,400	443,008
	Chemical Co. of Malaysia Berhad	311,000	187,147
	Chin Teck Plantations Berhad	296,600	487,337
	Choo Bee Metal Industries Berhad	339,700	113,054
*	Country Heights Holdings Berhad	174,000	34,487
	Cycle & Carriage Bintang Berhad	249,800	135,980
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	171,929
	DNP Holdings Berhad	1,431,800	277,546
	DRB-Hicom Berhad	7,715,700	1,602,166
	Eastern & Oriental Berhad (6468754)	1,863,766	313,165
	Eastern & Oriental Berhad (B19ZLW1)	283,149	66,912
	Eastern Pacific Industrial Corp. Berhad	497,700	129,410
	ECM Libra Avenue Berhad	6,220,730	649,286
	EON Capital Berhad	1,707,807	1,626,061
	Esso Malaysia Berhad	905,500	539,952
	Far East Holdings Berhad	388,800	546,315
	Focal Aims Holdings Berhad	424,000	23,800
*	Fountain View Development Berhad	2,573,200	156,924
	Gamuda Berhad	9,077,000	4,726,060
	General Corp. Berhad	1,681,400	291,466
	Globetronics Technology Berhad	360,000	14,900
	Glomac Berhad	1,609,100	220,048
	Gold Is Berhad	1,598,600	593,797
*	Golden Plus Holdings Berhad	201,000	44,191
	Gopeng Berhad	273,900	49,728
	Grand United Holdings Berhad	1,387,700	163,173
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	110,739
	Hap Seng Consolidated Berhad	1,779,200	1,051,382
	Hong Leong Financial Group Berhad	1,249,437	1,558,203
	Hong Leong Industries Berhad	1,225,800	1,160,758
	Hume Industries (Malaysia) Berhad	537,667	443,116
	Hunza Properties Berhad	1,033,300	353,513
	Hwang-DBS (Malaysia) Berhad	908,700	273,623
	IGB Corp. Berhad	10,387,600	4,137,639
	IJM Corp. Berhad	5,666,500	5,264,168
*	IJM Land Berhad	742,900	147,077
	IJM Plantations Berhad	115,400	65,666
*	Insas Berhad	3,779,000	311,020
	Integrated Logistics Berhad	1,222,800	176,109
*	IOI Properties Berhad	27,200	16,690
*	Jaks Resources Berhad	3,438,000	407,422
	Jaya Tiasa Holdings Berhad	1,185,135	554,311
	Jerneh Asia Berhad	425,120	115,449
	K & N Kenanga Holdings Berhad	2,209,100	255,932

*	Karambunai Corp. Berhad	6,839,800	102,503
	Keck Seng (Malaysia) Berhad	1,663,400	1,356,223
	Kian Joo Can Factory Berhad	3,566,680	1,142,838
*	KIG Glass Industrial Berhad	260,000	2,162
	Kim Hin Industry Berhad	453,800	113,843
	Kim Loong Resources Berhad	324,800	143,944
	KLCC Property Holdings Berhad	5,409,000	4,327,318
	Knusford Berhad	153,300	33,996
	KPJ Healthcare Berhad	1,570,300	1,110,268
	KrisAssets Holdings Berhad	250,377	189,994
	KSL Holdings Berhad	189,466	32,023
	Kuala Lumpur Kepong Berhad	1,700,050	4,658,141
*	Kub Malaysia Berhad	5,214,000	376,717
	Kuchai Development Berhad	345,600	57,720
	Kulim Malaysia Berhad	1,954,925	2,634,955
*	Kumpulan Europlus Berhad	1,702,900	103,051
	Kumpulan Fima Berhad	585,100	65,842
*	Kumpulan Hartanah Selangor Berhad	520,000	50,290
*	Kwantas Corp. Berhad	246,000	117,004
*	Land & General Berhad	14,452,000	692,493
	Landmarks Berhad	1,497,200	333,376
*	LBS Bina Group Berhad	1,607,000	108,293
	Leader Universal Holdings Berhad	5,383,033	627,447
	Leong Hup Holdings Berhad	1,469,800	332,070
*	Lien Hoe Corp. Berhad	1,997,150	63,566
*	Lion Corp Berhad	2,717,500	149,079
	Lion Diversified Holdings Berhad	1,682,500	153,936
*	Lion Forest Industries Berhad	579	54
	Lion Industries Corp. Berhad	4,734,381	838,878
*	MAA Holdings Berhad	888,700	113,963
	Malaysia Building Society Berhad	419,000	90,145
	Malaysian Airlines System Berhad	437,067	342,547
	Malaysian Bulk Carriers Berhad	1,552,725	1,088,700
	Malaysian Mosaics Berhad	354,240	70,727
	Malaysian Resources Corp. Berhad	4,575,700	999,112
	Marco Holdings Berhad	1,710,000	45,934
	MBM Resources Berhad	487,533	311,561
*	Measat Global Berhad	377,500	108,133
	Mega First Corp. Berhad	1,101,700	240,832
	Melewar Industrial Group Berhad	1,253,300	161,740
	Merge Housing Berhad	58,952	8,471
	Metro Kajang Holdings Berhad	535,333	119,247
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	60,402
	MISC Berhad	275,200	643,870
	MK Land Holdings Berhad	6,778,500	296,658
	MMC Corp. Berhad	6,757,679	2,463,316
	MNRB Holdings Berhad	1,150,800	968,751
	MTD ACPI Engineering Berhad	2,193,100	210,509
	Muda Holdings Berhad	706,000	117,352
	Muhibbah Engineering Berhad	748,000	210,800
	MUI Properties Berhad	1,314,000	40,116

*	Mulpha International Berhad	11,256,500	1,245,209
	Multi-Purpose Holdings Berhad	1,974,000	574,341
	MWE Holdings Berhad	458,000	97,621
*	Narra Industries Berhad	154,200	15,067
	NCB Holdings Berhad	2,381,700	1,563,147
	Negri Sembilan Oil Palms Berhad	167,600	164,157
	New Straits Times Press (Malaysia) Berhad	1,751,100	498,241
	NV Multi Corp. Berhad	671,800	89,974
	Nylex (Malaysia) Berhad	386,320	56,030
	OKS Property Holdings Berhad	1,338,741	129,407
	Oriental Holdings Berhad	3,021,116	4,148,256
	Oriental Interest Berhad	170,000	43,354
	OSK Holdings Berhad	4,969,618	1,349,001
	OSK Ventures Interantional Berhad	66,000	10,809
	P.I.E. Industrial Berhad	323,600	338,765
	Pacific & Orient Berhad	283,365	77,341
*	Pan Malaysia Cement Works Berhad	1,271,800	34,576
	Panasonic Manufacturing Malaysia Berhad	339,180	967,975
*	Paracorp Berhad	252,000	699
	Paramount Corp. Berhad	203,900	107,896
	Parkson Holdings Berhad	2,263,990	2,023,418
	PBA Holdings Berhad	1,502,500	363,965
	Pelikan International Corp. Berhad	148,680	46,222
*	Permaju Industries Berhad	1,714,300	158,021
	Petronas Dagangan Berhad	970,900	1,973,537
	PJ Development Holdings Berhad	2,768,800	332,284
	PK Resources Berhad	5,300	955
	Pos Malaysia & Services Holdings Berhad	3,533,817	1,976,340
	PPB Group Berhad	6,759,566	17,623,745
*	Prime Utilities Berhad	46,000	1,275
	Protasco Berhad	282,200	43,061
	Proton Holdings Berhad	3,581,500	1,693,658
*	Pulai Springs Berhad	159,800	52,270
*	Ramunia Holdings Berhad	2,434,736	229,511
	Ranhill Berhad	3,416,600	765,884
	RHB Capital Berhad	3,710,800	3,755,412
*	Salcon Berhad	574,000	61,366
*	Sapura Resources Berhad	286,800	12,720
	Sarawak Energy Berhad	4,695,700	2,587,179
	Sarawak Oil Palms Berhad	391,820	221,106
	Scientex, Inc. Berhad	645,048	172,427
	Scomi Group Berhad	3,180,000	285,472
	Selangor Dredging Berhad	1,312,700	144,067
	Shangri-La Hotels (Malaysia) Berhad	738,000	346,176
	Shell Refining Co. Federation of Malaysia Berhad	217,100	520,355
	SHL Consolidated Berhad	1,008,700	332,738
	Southern Acids (Malaysia) Berhad	44,000	17,563
	Southern Steel Berhad	865,300	319,133
	Store Corp. Berhad	124,630	91,925
*	Subur Tiasa Holdings Berhad	460,530	208,488
*	Sunrise Berhad	1,538,784	554,502
*	Sunway City Berhad	2,358,700	1,038,787

	Sunway Holdings Berhad	3,977,900	740,302
	Suria Capital Holdings Berhad	590,800	124,516
	Symphony House Berhad	510,960	26,656
	TA Enterprise Berhad	9,783,100	1,651,709
	Tahp Group Berhad	27,000	20,507
*	Talam Corp. Berhad	5,944,350	234,798
	Tamco Corp. Holdings Berhad	240,171	20,891
	Tan Chong Motor Holdings Berhad	4,998,300	1,721,820
	TDM Berhad	1,059,200	356,943
*	Tebrau Teguh Berhad	2,520,000	301,905
	Tekala Corp. Berhad	337,700	71,587
	TH Group Berhad	1,975,800	402,741
*	Time Dotcom Berhad	9,417,500	708,341
	Tiong Nam Transport Holdings Berhad	171,500	30,247
	Tradewinds (Malaysia) Berhad	844,200	674,023
	TSR Capital Berhad	157,900	42,051
	UAC Berhad	77,398	59,627
*	UEM Land Holdings Berhad	4,815,375	1,007,792
	UMW Holdings Berhad	2,726,886	4,177,830
	Unico-Desa Plantations Berhad	4,011,228	665,578
	Unisem (M) Berhad	4,210,700	689,343
	United Malacca Rubber Estates Berhad	450,100	708,007
	United Plantations Berhad	678,200	1,884,508
	Utusan Melayu (Malaysia) Berhad	449,500	74,927
	VS Industry Berhad	1,337,193	426,436
	Warisan TC Holdings Berhad	109,850	56,391
*	WTK Holdings Berhad	2,299,250	498,511
	Yeo Hiap Seng (Malaysia) Berhad	355,320	112,454
	YTL Corp. Berhad	5,593,600	10,798,235
	YTL Power International Berhad	409,562	213,630
	Yu Neh Huat Berhad	2,241,713	710,525
	Zelan Berhad	1,937,000	466,728
TOTAL COMMON STOCKS			177,542,041

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	56,051
*	Malayan United Industries Berhad A2	1,526,067	50,763
TOTAL PREFERRED STOCKS			106,814

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	133,679
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	9,501
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,106
*	OSK Holdings Berhad Warrants 04/05/09	93,339	2,393
*	Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	15,814
*	Sunway Holdings Berhad Rights 02/23/09	1,325,966	—
TOTAL RIGHTS/WARRANTS			162,493

TOTAL — MALAYSIA			177,811,348

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	2,585,417	4,407,012
* #	Alsea de Mexico S.A.B. de C.V.	966,700	339,788
	America Movil S.A.B. de C.V. Series L ADR	55,728	1,588,805
* #	Axtel, S.A.B. de C.V.	2,040,040	844,852
* #	Carso Infraestructura y Construccion S.A.B. de CV	57,500	23,613
#	Cemex S.A.B. de C.V. Sponsored ADR	9,563,618	74,500,584
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	279,500	10,559,510
#	Consorcio ARA S.A.B. de C.V.	9,328,400	2,337,408
* #	Consorcio Hogar S.A.B. de C.V. Series B	707,031	80,706
* #	Corporacion GEO S.A.B. de C.V. Series B	2,748,132	3,031,738
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	970,014
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,743
	Corporacion Moctezuma S.A.B. de C.V.	111,200	141,793
	Corporativo Fragua S.A.B. de C.V. Series B	70	463
* #	Desarrolladora Homex S.A.B. de C.V.	1,360,000	4,339,187
*	Dine S.A.B. de C.V.	1,818,367	670,783
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	68,906
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,132,133
	Embotelladora Arca S.A.B. de C.V., Mexico	528,700	942,050
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	5,638
* #	Empresas ICA S.A.B. de C.V.	2,318,272	3,711,223
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	315,209	2,105,596
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	4,019,964
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,493,758	42,049,288
*	GMD Resorts S.A.B. de C.V.	41,400	13,687
*	Gruma S.A.B. de C.V. ADR	85,416	146,916
* #	Gruma S.A.B. de C.V. Series B	2,801,716	1,212,940
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	403,100	437,686
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	565,289	10,570,904
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,126,120
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	6,497,856
#	Grupo Carso S.A.B. de C.V. Series A-1	11,301,493	25,824,477
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	5,651,505
* #	Grupo FAMSA S.A.B. de C.V.	573,900	261,639
#	Grupo Financiero Banorte S.A.B. de C.V.	5,505,310	7,268,988
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,862,533	19,739,343
	Grupo Gigante S.A.B. de C.V. Series B	324,076	317,483
	Grupo Herdez S.A.B. de C.V.	319,000	273,099
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,670,232
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	223,220
* #	Grupo Iusacell S.A.B. de C.V.	299,960	500,654
* #	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	659,915
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	32,020
	Grupo Mexico S.A.B. de C.V. Series B	26,576,800	14,669,007
*	Grupo Nutrisa S.A. de C.V.	428	425
	Grupo Posadas S.A. de C.V. Series L	356,000	272,563
*	Grupo Qumma S.A. de C.V. Series B	5,301	66
* #	Grupo Simec, S.A. de C.V.	928,400	1,453,927
	Grupo Televisa S.A.	288,100	807,513

	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	4,562,139
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	3,128,106
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	882,079
* #	Industrias CH S.A.B. de C.V. Series B	2,964,052	8,314,109
#	Industrias Penoles S.A.B. de C.V.	1,249,055	11,214,918
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	470,067
* #	Organizacion Soriana S.A.B. de C.V. Series B	15,388,800	24,249,680
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	107,999
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	411,364
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	334
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	940
*	SARE Holding S.A. de C.V.	123,300	18,451
*	Savia S.A. de C.V.	3,457,285	192,509
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	534,842
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	1,306,000	1,340,788
#	Vitro S.A.B. de C.V.	3,219,986	1,021,983

TOTAL — MEXICO			314,955,290

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	913,621
	Alaska Milk Corp.	7,953,000	660,555
*	Alsons Consolidated Resources, Inc.	16,904,000	89,213
*	Bacnotan Consolidated Industries, Inc.	2,575,998	505,737
	Banco de Oro Unibank, Inc.	5,115,420	2,420,115
*	Belle Corp.	31,340,000	375,743
	Cebu Holdings, Inc.	7,763,250	238,610
	China Banking Corp.	1,724	13,397
*	Digital Telecommunications Phils., Inc.	102,460,000	2,149,250
	DMCI Holdings, Inc.	9,170,000	536,111
	EEI Corp.	1,929,000	33,515
*	Empire East Land Holdings, Inc.	37,000,000	199,902
*	Export & Industry Bank, Inc.	14,950	44
	Filinvest Land, Inc.	38,532,031	334,743
*	Filipina Water Bottling Corp.	5,471,786	—
*	House of Investments, Inc.	700,000	13,977
	International Container Terminal Services, Inc.	270,000	60,670
	Jollibee Food Corp.	152,000	125,069
	Macroasia Corp.	2,170,000	152,864
	Megaworld Properties & Holdings, Inc.	97,603,600	1,164,909
	Metro Bank & Trust Co.	6,639,655	3,170,289
*	Mondragon International Philippines, Inc.	2,464,000	6,502
*	Philippine National Bank	3,781,218	1,104,042
*	Philippine National Construction Corp.	398,900	41,263
*	Philippine Realty & Holdings Corp.	20,930,000	88,108
	Philippine Savings Bank	1,232,313	988,556
*	Philippine Townships, Inc.	226,200	441
*	PhilWeb Corp.	33,000,000	20,721
*	Prime Media Holdings, Inc.	409,000	2,677
*	Prime Orion Philippines, Inc.	13,400,000	55,869

	Rizal Commercial Banking Corp.	2,686,448	520,337
	Robinson’s Land Corp. Series B	8,851,700	860,177
	Security Bank Corp.	2,387,410	1,177,578
	Semirara Mining Corp.	141,700	86,315
	Shang Properties, Inc.	614,285	12,716
	SM Development Corp.	28,566,248	1,320,850
*	Solid Group, Inc.	19,668,000	153,624
	Union Bank of the Philippines	920,294	384,240
	Universal Robina Corp.	16,573,345	2,466,329

TOTAL — PHILIPPINES			22,448,679

POLAND — (2.1%)
COMMON STOCKS — (2.1%)
	Agora SA	559,848	2,140,558
*	Amica Wronki SA	170,802	351,461
	Asseco Poland SA	440,281	5,908,582
	Bank Millennium SA	5,515,278	3,297,019
	Bank Pekao SA	41,481	1,287,980
*	Bank Przemyslowo Handlowy BPH SA	53,661	534,667
*	Bioton SA	16,049,625	912,240
*	Boryszew SA	268,708	169,417
*	Budimex SA	100,539	1,589,803
*	Cersanit SA	11,868	30,796
	Ciech SA	100,063	685,379
	Debica SA	111,346	1,128,834
*	Dom Development SA	26,870	193,665
*	Echo Investment SA	1,732,488	956,298
	Elektrobudowa SA	29,635	1,185,664
*	Elstar Oils SA	196,440	241,607
	Emperia Holding SA	12,562	197,356
*	Fabryki Mebli Forte SA	70,159	75,831
*	Farmacol SA	5,526	39,403
*	Ferrum SA	4,233	5,397
*	Getin Holdings SA	645,946	681,572
	Grupa Kety SA	123,335	2,108,150
*	Grupa Lotos SA	839,119	1,865,080
	Impexmetal SA	5,899,609	2,300,977
	KGHM Polska Miedz SA	1,313,990	11,219,186
*	Koelner SA	110,633	258,895
	Kredyt Bank SA	619,815	1,087,072
*	Kroscienskie Huty Szkla Krosno SA	63,425	8,488
*	Lentex SA	158,570	458,486
*	MNI SA	326,495	208,769
*	Mondi Packaging Paper Swiecie SA	11,049	124,306
*	Mostostal Export SA	389,492	191,749
*	Mostostal Warszawa SA	297,688	4,072,962
*	Mostostal Zabrze Holding SA	350,940	299,231
	Multimedia Polska SA	33,632	68,736
*	Netia Holdings SA	3,441,202	2,544,780
	Orbis SA	633,253	4,501,175
	Pfleiderer Grajewo SA	48,441	82,814

*	Polnord SA	102,774	727,613
*	Polski Koncern Miesny Duda SA	534,907	164,649
	Polski Koncern Naftowy Orlen SA	5,310,008	33,909,446
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	177,326	503,947
*	Raciborska Fabryka Kotlow SA	1,155,432	1,129,372
*	Stalexport SA	889,216	488,571
*	Sygnity SA	103,024	596,730
*	Synthos SA	6,435,154	696,501
*	Vistula Group SA	8,000	5,586
	Zelmer SA	3,000	20,289

TOTAL — POLAND			91,257,089

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	2,412,290	21,731,901
	Adcorp Holdings, Ltd.	152,955	341,815
	Advtech, Ltd.	1,558,456	561,109
	Aeci, Ltd.	1,721,282	8,540,671
	Afgri, Ltd.	3,987,067	1,911,579
	African Bank Investments, Ltd.	4,135,708	10,551,699
	African Oxygen, Ltd.	734,706	1,698,936
	African Rainbow Minerals, Ltd.	1,230,877	14,272,379
	Allied Electronics Corp., Ltd.	534,406	1,242,683
	Allied Technologies, Ltd.	196,345	962,891
#	AngloGold Ashanti, Ltd.	424,012	12,011,994
	ArcelorMittal South Africa, Ltd.	1,949,915	15,189,780
	Argent Industrial, Ltd.	1,272,940	1,209,166
*	Argility, Ltd.	130,947	—
*	Aspen Pharmacare Holdings, Ltd.	397,125	1,634,633
	AST Group, Ltd.	1,842,229	98,628
	Astral Foods, Ltd.	139,135	1,233,100
#	Aveng, Ltd.	3,177,299	8,117,410
	AVI, Ltd.	4,695,838	8,904,645
*	Avusa, Ltd.	391,810	679,755
	Barloworld, Ltd.	2,208,665	7,213,862
	Bell Equipment, Ltd.	368,870	475,767
	Bidvest Group, Ltd.	228,585	2,220,023
	Business Connexion Group	465,381	168,035
	Capitec Bank Holdings, Ltd.	179,693	524,978
	Cashbuild, Ltd.	60,784	338,317
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,381,313
*	Cipla Medpro South Africa, Ltd.	3,233,310	820,577
	City Lodge Hotels, Ltd.	94,820	670,804
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	3,630,133
	Datacentrix Holdings, Ltd.	959,663	288,586
	Delta Electrical Industries, Ltd.	234,340	211,525
	Dimension Data Holdings P.L.C.	3,977,377	2,048,161
	Discovery Holdings, Ltd.	136,687	338,778
	Distell Group, Ltd.	544,476	3,032,369
*	Distribution & Warehousing Network, Ltd.	206,172	140,895

	Durban Roodeport Deep, Ltd.	1,462,175	1,005,544
*	ElementOne, Ltd.	391,810	458,304
*	Eqstra Holdings, Ltd.	829,977	581,672
	Exxaro Resources, Ltd.	103,649	685,035
	Famous Brands, Ltd.	206,074	320,985
	FirstRand, Ltd.	4,842,130	6,985,578
	Foschini, Ltd.	281,329	1,249,926
	Freeworld Coatings, Ltd.	2,085,597	1,352,335
#	Gold Fields, Ltd.	487,041	5,122,252
#	Gold Fields, Ltd. Sponsored ADR	5,700,750	59,914,883
	Gold Reef Resorts, Ltd.	519,880	849,864
	Group Five, Ltd.	465,209	1,456,113
*	Harmony Gold Mining Co., Ltd.	3,112,884	36,654,252
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	1,323,078
	Hudaco Industries, Ltd.	162,006	979,225
#	Hulamin, Ltd.	882,088	1,112,472
	Iliad Africa, Ltd.	76,658	59,835
	Illovo Sugar, Ltd.	1,516,761	3,526,094
	Impala Platinum Holdings, Ltd.	300,321	3,437,388
	Imperial Holdings, Ltd.	1,106,458	5,523,431
	Investec, Ltd.	1,383,445	5,030,148
*	JCI, Ltd.	4,289,448	—
*	JSE, Ltd.	53,811	208,008
	Kumba Iron Ore, Ltd.	117,551	1,693,243
	Lewis Group, Ltd.	1,078,654	4,516,485
	Liberty Holdings, Ltd.	1,531,606	9,960,102
*	M Cubed Holdings, Ltd.	1,850,526	36,258
	Massmart Holdings, Ltd.	177,731	1,399,581
	Medi-Clinic Corp., Ltd.	1,901,398	4,030,821
*	Merafe Resources, Ltd.	9,658,781	661,419
	Metair Investments, Ltd.	1,650,332	898,186
*	Metorex, Ltd.	411,846	86,741
	Metropolitan Holdings, Ltd.	9,323,281	11,021,602
#	Mondi, Ltd.	457,741	1,424,893
	Mr. Price Group, Ltd.	534,202	1,349,642
	MTN Group, Ltd.	842,499	7,988,993
#	Murray & Roberts Holdings, Ltd.	1,881,487	7,859,566
	Mvelaphanda Group, Ltd.	4,125,843	1,749,690
	Nampak, Ltd.	6,297,396	8,034,568
	Naspers, Ltd. Series N	457,848	6,978,126
	Nedbank Group, Ltd.	2,735,062	24,122,735
	Network Healthcare Holdings, Ltd.	1,524,093	1,315,786
	New Clicks Holdings, Ltd.	3,409,228	5,470,373
#	Northam Platinum, Ltd.	734,089	1,239,963
	Nu-World Holdings, Ltd.	158,299	232,338
	Oceana Group, Ltd.	482,566	1,082,141
	Omnia Holdings, Ltd.	516,966	2,511,955
	Palabora Mining Co., Ltd.	192,276	1,119,034
	Peregrine Holdings, Ltd.	1,129,448	791,203
	Pick’n Pay Stores, Ltd.	117,630	396,679
	Pretoria Portland Cement Co., Ltd.	2,268,794	6,524,761
	PSG Group, Ltd.	1,076,599	1,513,101

*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	83,874
	Redefine Income Fund, Ltd.	83,325	55,309
	Reunert, Ltd.	651,562	3,000,469
	Sanlam, Ltd.	30,355,124	47,790,684
	Santam, Ltd.	18,334	139,566
	Sappi, Ltd.	3,400,044	11,067,621
	Sappi, Ltd. Sponsored ADR	692,000	2,193,640
	Sasol, Ltd. Sponsored ADR	744,859	19,776,006
	Shoprite Holdings, Ltd.	62,090	328,942
*	Simmer & Jack Mines, Ltd.	220,229	44,841
	Spur Corp., Ltd.	385,679	285,960
	Standard Bank Group, Ltd.	1,155,360	7,940,245
	Steinhoff International Holdings, Ltd.	9,605,775	11,198,752
	Sun International, Ltd.	367,959	3,167,315
	Telkom South Africa, Ltd.	999,807	11,309,716
	Telkom South Africa, Ltd. Sponsored ADR	5,288	236,003
	The Spar Group, Ltd.	622,960	3,333,278
	Tiger Brands, Ltd.	171,336	2,349,454
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	1,722,145
	Trans Hex Group, Ltd.	509,906	94,690
	Trencor, Ltd.	1,468,675	2,860,462
	Truworths International, Ltd.	711,817	2,442,532
	UCS Group, Ltd.	1,814,728	313,147
	Value Group, Ltd.	874,662	248,496
	Woolworths Holdings, Ltd.	2,641,256	3,459,375

TOTAL — SOUTH AFRICA			525,687,826

SOUTH KOREA — (10.5%)
COMMON STOCKS — (10.5%)
* #	Aekyung Petrochemical Co., Ltd.	19,060	197,791
*	Anam Electronics Co., Ltd.	24,280	34,618
* #	Asia Cement Manufacturing Co., Ltd.	16,768	487,359
*	Asia Paper Manufacturing Co., Ltd.	34,410	145,061
*	Asiana Airlines, Inc.	40,150	116,731
*	AUK Corp.	40,090	36,948
*	Bing Grae Co., Ltd.	29,190	832,810
* #	BNG Steel Co., Ltd	41,370	131,776
*	Bohae Brewery Co., Ltd.	8,830	85,565
#	Boo Kook Securities Co., Ltd.	27,705	336,997
*	Boryung Pharmaceutical Co., Ltd.	11,018	185,897
*	Busan Bank	688,080	3,090,669
*	BYC Co., Ltd.	810	75,399
*	Byuck San Corp.	10,472	57,768
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	136,560
*	C & Heavy Industries Co., Ltd.	59,460	27,116
*	Cambridge Members Co., Ltd.	8,070	41,517
	Cheil Industrial, Inc.	95,804	2,294,352
*	Cho Kwang Leather Co., Ltd.	13,660	50,284
*	Cho Kwang Paint Co., Ltd.	24,260	34,844

*	Choil Aluminum Manufacturing Co., Ltd.	13,190	45,514
*	Chon Bang Co., Ltd.	2,520	53,735
* #	Choongwae Pharmaceutical Corp.	24,657	162,325
*	Chosun Refractories Co., Ltd.	10,390	566,115
* #	Chungho Comnet Co., Ltd.	24,590	221,884
	CJ Cheiljedang Corp.	505	55,732
* #	CJ Corp.	90,342	2,149,474
*	Comtec Systems Co., Ltd.	75,460	37,295
* #	Cosmochemical Co., Ltd.	47,640	126,832
* #	Crown Confectionery Co., Ltd.	2,910	110,605
*	Dae Chang Industrial Co., Ltd.	257,400	72,055
*	Dae Dong Industrial Co., Ltd.	17,320	193,949
*	Dae Hyun Co., Ltd.	192,600	61,444
* #	Dae Sang Corp.	110,202	398,068
*	Dae Won Kang Up Co., Ltd.	238,400	268,087
* #	Dae Young Packaging Co., Ltd.	388,976	76,108
* #	Daeduck Electronics Co., Ltd.	227,450	535,960
* #	Daeduck Industries Co., Ltd.	68,930	239,758
*	Daegu Bank Co., Ltd.	672,652	3,372,850
* #	Daehan Flour Mills Co., Ltd.	5,955	437,741
#	Daehan Synthetic Fiber Co., Ltd.	5,193	222,721
#	Daekyo Co., Ltd.	346,480	1,058,130
* #	Daelim Industrial Co., Ltd.	144,089	4,778,740
*	Daelim Trading Co., Ltd.	31,734	93,767
*	Daesang Holdings Co., Ltd.	33,096	55,442
* #	Daesung Industrial Co., Ltd.	8,895	384,792
*	Daewon Cable Co., Ltd.	13,570	43,532
*	Daewon Pharmaceutical Co., Ltd.	39,180	111,091
* #	Daewoo Engineering & Construction Co., Ltd.	57,850	384,712
* #	Daewoo Motor Sales Corp.	159,350	689,761
	Daewoong Co., Ltd.	14,890	188,037
*	Dahaam E-Tec Co., Ltd.	5,985	126,206
#	Daishin Securities Co., Ltd.	248,481	2,902,972
* #	Daiyang Metal Co., Ltd.	77,290	89,302
* #	Daou Technology, Inc.	145,600	593,183
*	DC Chemical Co., Ltd.	1,370	203,125
*	DI Corp.	101,890	77,030
*	Digital Power Communications Co., Ltd.	113,840	69,710
*	Dong Ah Tire Industrial Co., Ltd.	51,594	233,580
*	Dong Hai Pulp Co., Ltd.	6,457	21,014
*	Dong IL Rubber Belt Co., Ltd.	40,761	46,527
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	247,770
* #	Dong Won Co., Ltd.	14,220	64,405
*	Dongbang Agro Co., Ltd.	53,610	241,182
*	Dongbang Transport Logistics Co., Ltd.	51,750	92,626
*	Dongbu Corp.	73,520	324,603
* #	Dongbu HiTek Co., Ltd.	104,044	247,352
#	Dongbu Securities Co., Ltd.	123,376	456,458
* #	Dongbu Steel Co., Ltd.	92,198	367,598
*	Dong-Il Corp.	6,378	229,656
*	Dongkook Industrial Co., Ltd.	16,200	9,952
	Dongkuk Steel Mill Co., Ltd.	192,032	3,359,308

*	Dongsung Pharmaceutical Co., Ltd.	92,550	79,617
*	Dongwon F&B Co., Ltd.	10,026	182,377
* #	Dongwon Industries Co., Ltd.	7,116	446,728
*	Dongyang Engineering & Construction Corp.	6,597	56,883
*	Dongyang Express Bus Corp.	3,729	57,334
* #	Dongyang Mechatronics Corp.	46,027	79,004
*	Doosan Heavy Industries & Construction Co., Ltd.	1,479	75,339
*	DPI Co., Ltd.	22,738	94,982
*	Duck Yang Industry Co., Ltd.	4,000	16,747
* #	Ducsung Co., Ltd.	45,260	41,117
* #	Eagon Industrial Co., Ltd.	11,400	42,974
* #	En Paper Manufacturing Co., Ltd.	46,660	57,016
*	e-Starco Co., Ltd.	170,050	56,295
*	F&F Co., Ltd.	62,660	117,262
* #	First Fire & Marine Insurance Co., Ltd.	28,830	99,794
*	Fursys, Inc.	29,120	412,919
* #	Gaon Cable Co., Ltd.	12,730	175,641
* #	GIIR, Inc.	31,610	217,465
* #	Global & Yuasa Battery Co., Ltd.	53,100	779,353
*	Green Cross Holdings Corp.	10,540	456,028
* #	GS Holdings Corp.	285,000	5,400,364
*	Hae In Co., Ltd.	24,780	67,348
*	Halla Climate Control Corp.	90,050	451,664
* #	Halla Engineering & Construction Corp.	38,260	330,646
*	Han All Pharmaceutical Co., Ltd.	79,410	136,534
* #	Han Kuk Carbon Co., Ltd.	25,070	97,985
#	Han Yang Securities Co., Ltd.	57,340	329,730
	Hana Financial Group, Inc.	550,913	9,015,658
#	Handok Pharmaceuticals Co., Ltd.	18,150	144,165
* #	Handsome Corp.	110,990	667,148
* #	Hanil Cement Manufacturing Co., Ltd.	25,603	1,158,697
* #	Hanil Construction Co., Ltd.	38,025	117,326
*	Hanil E-Wha Co., Ltd.	135,210	131,170
*	Hanil Iron & Steel Co., Ltd.	1,815	10,584
* #	Hanjin Heavy Industries & Construction Co., Ltd.	115,934	2,507,506
* #	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	814,599
* #	Hanjin Shipping Co., Ltd.	270,360	3,785,423
* #	Hanjin Transportation Co., Ltd.	38,000	963,864
*	Hankook Cosmetics Co., Ltd.	110,860	193,321
	Hankook Shell Oil Co., Ltd.	1,880	95,524
#	Hankook Tire Manufacturing Co., Ltd.	492,550	4,680,017
*	Hankuk Electric Glass Co., Ltd.	990	16,064
* #	Hankuk Glass Industries, Inc.	29,050	392,314
* #	Hankuk Paper Manufacturing Co., Ltd.	14,500	255,271
*	Hansae Co., Ltd.	32,917	44,777
*	Hansae Yes24 Holdings Co., Ltd.	10,972	23,541
*	Hanshin Construction Co., Ltd.	24,880	282,411
* #	Hansol Chemical Co., Ltd.	35,837	116,228
* #	Hansol Paper Co., Ltd.	158,874	993,407
* #	Hanssem Co., Ltd.	60,410	257,369
*	Hansung Enterprise Co., Ltd.	9,410	22,604
*	Hanwha Chemical Corp.	363,242	1,892,189

#	Hanwha Securities Co., Ltd.	219,425	1,146,639
*	Hanwha Timeworld Co., Ltd.	9,000	62,989
* #	Heung-A Shipping Co., Ltd.	63,680	44,357
#	HMC Investment Securities Co., Ltd.	42,113	397,537
* #	Honam Petrochemical Corp.	67,515	2,825,705
*	Hotel Shilla Co., Ltd.	67,520	618,448
*	HS R&A Co., Ltd.	12,680	43,048
#	Huchems Fine Chemical Corp.	38,970	601,194
*	Huneed Technologies	9,003	20,226
* #	Husteel Co., Ltd.	22,160	282,592
* #	Hwa Sung Industrial Co., Ltd.	44,200	162,674
*	Hwacheon Machine Tool Co., Ltd.	2,050	35,422
*	Hwacheon Machinery Works Co., Ltd.	4,490	36,978
*	Hwashin Co., Ltd.	59,700	63,565
* #	Hynix Semiconductor, Inc.	1,373,698	8,681,012
* #	Hyosung T & C Co., Ltd.	124,047	4,298,720
*	Hyundai Cement Co., Ltd.	17,245	149,194
* #	Hyundai DSF Co., Ltd.	38,700	186,776
* #	Hyundai Elevator Co., Ltd.	22,090	906,394
* #	Hyundai H & S Co., Ltd.	21,786	961,162
#	Hyundai Hysco	270,550	1,233,897
* #	Hyundai Merchant Marine Co., Ltd.	87,351	1,952,046
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	3,093,541
*	Hyundai Mobis	3,297	153,520
#	Hyundai Motor Co., Ltd.	764,050	25,788,103
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	164,580
#	Hyundai Securities Co., Ltd.	643,939	4,943,522
#	Hyundai Steel Co.	238,900	6,369,476
	Il Dong Pharmaceutical Co., Ltd.	20,084	352,116
*	Il Sung Construction Co., Ltd.	7,660	29,452
*	Iljin Diamond Co., Ltd.	5,782	29,738
*	Iljin Display Co., Ltd.	14,591	76,892
*	Iljin Holdings Co., Ltd.	96,174	165,989
*	Ilshin Spinning Co., Ltd.	5,070	219,515
* #	Ilsung Pharmaceutical Co., Ltd.	9,060	404,259
#	InziControls Co., Ltd.	27,640	38,276
*	IS Dongseo Co., Ltd.	27,140	136,958
* #	ISU Chemical Co., Ltd.	19,790	156,593
#	IsuPetasys Co., Ltd.	116,640	114,378
* #	Jahwa Electronics Co., Ltd.	69,130	204,103
	Jeil Mutual Savings Bank	40,900	76,329
*	Jeil Pharmaceutical Co.	33,420	130,456
#	Jeonbuk Bank, Ltd.	202,062	651,071
*	Jinro, Ltd.	57	13,276
* #	Joongang Construction Co., Ltd.	20,550	64,961
* #	K.C. Tech Co., Ltd.	109,497	237,655
*	KB Financial Group, Inc. ADR	1,273,724	32,938,503
#	KCC Corp.	29,050	5,901,871
*	KCTC	6,030	44,245
* #	Keangnam Enterprises, Ltd.	53,600	203,290
* #	KEC Corp.	116,249	50,140
* #	KEC Holdings Co., Ltd.	38,749	22,140

*	Keyang Electric Machinery Co., Ltd.	187,450	179,617
* #	KG Chemical Corp.	36,983	157,842
* #	Kia Motors Corp.	986,780	5,501,001
* #	KISCO Corp.	29,571	921,682
* #	KISWIRE, Ltd.	50,083	1,058,539
*	Kodenshi Korea Corp.	64,590	90,790
*	Kolon Engineering & Construction Co., Ltd.	63,270	287,891
* #	Kolon Industries, Inc.	70,909	1,372,645
#	Korea Cast Iron Pipe Co., Ltd.	63,778	119,691
* #	Korea Circuit Co., Ltd.	57,220	89,124
* #	Korea Development Co., Ltd.	40,490	164,083
#	Korea Development Leasing Corp.	12,762	279,911
#	Korea Electric Terminal Co., Ltd.	42,160	321,248
* #	Korea Exchange Bank	1,137,620	5,417,079
* #	Korea Export Packing Industries Co., Ltd.	5,420	27,558
*	Korea Flange Co., Ltd.	18,630	91,245
	Korea Investment Holdings Co., Ltd.	207,626	4,156,612
* #	Korea Iron & Steel Co., Ltd.	8,957	338,916
#	Korea Kolmar Co., Ltd.	20,300	36,343
* #	Korea Komho Petrochemical Co., Ltd.	61,869	932,618
* #	Korea Line Corp.	1,718	79,023
#	Korea Mutual Savings Bank	18,280	201,801
* #	Korea Petrochemical Industry Co., Ltd.	25,400	365,793
* #	Korea Zinc Co., Ltd.	35,825	2,282,303
*	Korean Air Co., Ltd.	205,694	5,169,340
*	Korean Air Terminal Service Co., Ltd.	10,970	207,342
	Korean French Banking Corp.	167,589	75,812
* #	KP Chemical Corp.	304,576	1,057,616
#	KPX Chemical Co., Ltd.	9,632	277,214
#	KPX Fine Chemical Co., Ltd.	6,795	165,948
	KPX Holdings Corp.	7,249	167,988
*	KT Freetel, Ltd.	458,000	9,594,983
* #	KTB Securities Co., Ltd.	255,110	564,095
* #	Kukdo Chemical Co., Ltd.	15,960	228,815
	Kukje Pharm Ind. Co., Ltd.	31,387	50,422
* #	Kumho Electronics Co., Ltd.	15,879	254,313
*	Kumho Industrial Co., Ltd.	98,875	973,755
	Kumho Investment Bank	637,880	214,733
* #	Kumho Tire Co., Inc.	286,360	931,135
* #	Kumkang Industrial Co., Ltd.	11,170	60,589
*	Kunsul Chemical Industrial Co., Ltd.	22,480	167,718
* #	Kwang Dong Pharmaceutical Co., Ltd.	243,890	530,248
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	54,709
	Kyeryong Construction Industrial Co., Ltd.	26,510	367,444
#	Kyobo Securities Co., Ltd.	67,440	384,755
*	Kyung Dong Navien Co., Ltd.	3,450	46,501
	Kyung Nong Corp.	60,670	152,222
* #	Kyungbang Co., Ltd.	2,312	115,305
*	Lee Ku Industrial Co., Ltd.	60,490	44,231
* #	LG Chemical, Ltd.	199,708	11,444,353
* #	LG Corp.	8,397	232,537
	LG Dacom Corp.	219,720	2,905,638

#	LG Electronics, Inc.	108,628	5,553,046
* #	LG Fashion Corp.	50,470	657,920
#	LG International Corp.	82,553	1,071,749
#	LG Phillips LCD Co., Ltd.	444,000	8,489,876
* #	Lotte Chilsung Beverage Co., Ltd.	3,700	2,315,843
* #	Lotte Confectionary Co., Ltd.	3,827	3,355,188
*	Lotte Midopa Co., Ltd.	84,420	464,768
* #	Lotte Sam Kang Co., Ltd.	4,440	425,432
	Lotte Shopping Co., Ltd.	43,176	5,884,124
* #	LS Corp.	67,340	3,586,830
#	Meritz Securities Co., Ltd.	928,245	601,878
*	Mi Chang Oil Industrial Co., Ltd.	3,650	53,722
*	MonAmi Co., Ltd.	693	3,084
* #	Moorim Paper Co., Ltd.	57,710	319,443
*	Motonic Corp.	6,400	27,858
* #	Namhae Chemical Corp.	70,640	1,101,622
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	253,383
*	Namyang Dairy Products Co., Ltd.	2,226	745,547
*	Nasan Co., Ltd.	64,971	47,075
*	Nexen Corp.	5,680	75,282
#	Nexen Tire Corp.	375,930	707,741
#	NH Investment & Securities Co., Ltd.	176,431	832,706
* #	Nong Shim Co., Ltd.	15,130	2,189,456
* #	Nong Shim Holdings Co., Ltd.	7,060	276,132
*	Noroo Paint Co., Ltd.	37,899	63,851
*	ON*Media Corp.	334,810	446,598
*	Ottogi Corp.	10,309	986,647
*	Pacific Corp.	17,065	1,140,375
*	Pacific Pharmaceutical Co., Ltd.	3,840	74,467
	Pang Rim Co., Ltd.	15,040	120,004
*	PaperCorea, Inc.	19,552	85,325
	Pohang Coated Steel Co., Ltd.	17,630	204,986
* #	Poong Lim Industrial Co., Ltd.	74,350	99,812
* #	Poongsan Corp.	104,032	751,285
* #	Poongsan Holdings Corp.	19,558	160,040
	POSCO	420	107,249
#	POSCO ADR	1,109,185	70,455,431
*	Pulmuone Co., Ltd.	6,125	355,797
*	Pum Yang Construction Co., Ltd.	21,917	151,116
* #	Pusan City Gas Co., Ltd.	37,100	467,807
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	32,150
* #	Pyung Hwa Holdings Co., Ltd.	17,030	12,852
*	Pyung Hwa Industrial Co., Ltd.	42,488	43,590
*	S&T Corp.	144	1,745
* #	S&T Dynamics Co., Ltd.	138,204	871,037
* #	S&T holdings Co, Ltd.	52,273	193,802
* #	Saehan Industries, Inc.	162,470	839,387
* #	Saehan Media Corp.	38,923	30,341
* #	Sam Kwang Glass Industrial Co., Ltd.	19,870	269,847
*	Sam Whan Camus Co., Ltd.	9,400	33,487
*	Sam Yung Trading Co., Ltd.	13,840	27,827
* #	Sambu Construction Co., Ltd.	24,345	350,462

* #	Samho International Co., Ltd.	12,120	24,578
*	Samhwa Crown and Closure Co., Ltd.	3,100	33,703
*	Samhwa Paints Industrial Co., Ltd.	48,610	118,830
* #	Samick Musical Instruments Co., Ltd.	621,710	249,202
*	Samsung Climate Control Co., Ltd.	11,990	45,904
#	Samsung Corp.	569,540	16,677,543
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,437,275
	Samsung Fine Chemicals Co., Ltd.	89,080	2,728,733
#	Samsung SDI Co., Ltd.	166,550	8,015,743
*	Samwhan Corp.	40,500	316,430
* #	Samyang Corp.	35,236	705,593
*	Samyang Genex Co., Ltd.	9,472	424,277
*	Samyang Tongsang Co., Ltd.	8,060	97,883
* #	Samyoung Electronics Co., Ltd.	65,330	358,498
*	SAVEZONE I&C Corp.	166,200	105,959
* #	SC Engineering Co., Ltd.	34,640	108,125
* #	Seah Besteel Corp.	100,300	1,090,482
* #	SeAH Holdings Corp.	11,305	513,039
*	SeAH Steel Corp.	15,165	464,844
* #	Sebang Co., Ltd.	80,550	583,736
*	Sejong Industrial Co., Ltd.	101,600	252,629
* #	Seondo Electric Co., Ltd.	36,673	49,078
#	Seoul Securities Co., Ltd.	683,569	508,164
*	SGWICUS Corp.	20,530	18,968
*	SH Chemical Co., Ltd.	528,345	142,219
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	110,947
*	Shin Won Corp.	67,000	53,722
#	Shin Young Securities Co., Ltd.	26,040	540,455
	Shin Young Wacoal, Inc.	273	18,526
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	129,336
*	Shinhan Financial Group Co., Ltd.	70,916	1,432,690
* #	Shinhan Financial Group Co., Ltd. ADR	223,437	8,908,433
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	163,876
	Shinsegae Engineering & Construction Co., Ltd.	8,470	77,382
*	Shinsung Engineering & Construction Co., Ltd.	39,449	50,248
* #	Shinsung Engineering Co., Ltd.	27,117	64,274
* #	Shinsung FA Co., Ltd.	27,117	57,002
* #	Shinsung Holdings Co., Ltd.	54,234	238,277
*	Shinsung Tongsang Co., Ltd.	34,250	70,336
	Silla Trading Co., Ltd.	18,890	161,326
* #	Sindo Ricoh Co., Ltd.	32,751	1,244,391
* #	SJM Co., Ltd.	60,580	138,377
	SK Co., Ltd.	174,491	12,821,853
	SK Energy Co., Ltd.	230,735	13,143,484
#	SK Gas Co., Ltd.	25,630	934,483
* #	SKC Co., Ltd.	133,340	1,254,732
	SL Corp.	33,210	61,760
*	Songwon Industrial Co., Ltd.	45,480	142,248
*	Soosan Heavy Industries Co., Ltd.	90,730	45,774
* #	Ssangyong Cement Industry Co., Ltd.	193,556	837,619
* #	Ssangyong Motor Co.	494,170	474,612
*	Suheung Capsule Co., Ltd.	52,170	194,565

*	Sung Bo Chemicals Co., Ltd.	4,130	62,423
* #	Sung Shin Cement Co., Ltd.	60,720	166,397
*	Sungchang Enterprise Holdings, Ltd.	20,760	276,838
*	Sungjee Construction Co., Ltd.	28,480	100,837
* #	Sungwon Corp.	69,880	178,805
*	Sunjin Co., Ltd.	7,650	103,270
#	Sunkyong Securities Co., Ltd.	384,280	405,857
* #	Tae Kwang Industrial Co., Ltd.	3,447	2,273,089
* #	Tae Kyung Industrial Co., Ltd.	92,200	237,708
#	Taegu Department Store	52,221	287,004
* #	Taeyoung Engineering & Construction	242,600	781,653
* #	Tai Han Electric Wire Co., Ltd.	146,747	1,631,729
*	Tai Lim Packaging Industries Co., Ltd.	134,200	64,526
*	Taihan Textile Co., Ltd.	836	12,150
* #	Tec & Co.	56,847	77,371
* #	Telcoware Co., Ltd.	36,000	161,370
*	The Will-Bes & Co., Ltd.	44,310	68,923
*	Tong Kook Corp.	607	688
*	Tong Yang Moolsan Co., Ltd.	12,890	53,366
	Tong Yang Securities, Inc.	300,000	1,593,950
* #	TRYBRANDS, Inc.	30,152	52,154
*	TS Corp.	11,001	454,965
* #	Unid Co., Ltd.	32,400	680,994
*	Unimo Technology Co., Ltd.	17,000	7,948
* #	Union Steel Manufacturing Co., Ltd.	29,697	299,866
	Wiscom Co., Ltd.	32,980	82,826
* #	Woongjin.Com Co., Ltd.	93,830	767,581
* #	Woori Financial Co., Ltd.	53,950	126,494
	Woori Investment & Securities Co., Ltd.	451,010	5,424,991
*	WooSung Feed Co., Ltd.	101,890	92,854
*	YESCO Co., Ltd.	16,050	326,241
* #	Yoosung Enterprise Co., Ltd.	106,520	132,804
* #	Youlchon Chemical Co., Ltd.	82,970	395,284
*	Young Poong Mining & Construction Corp.	18,030	719
*	Youngbo Chemical Co., Ltd.	33,000	30,716
*	Youngone Corp.	178,660	835,709
* #	Youngpoong Corp.	4,289	1,701,184
#	Yuhwa Securities Co., Ltd.	28,680	266,091
* #	Yuyang Telecom Co., Ltd.	11,200	36,168
*	Zinus, Inc.	1,866	5,072
TOTAL COMMON STOCKS			460,056,639

RIGHTS/WARRANTS — (0.0%)
*	Shinsung Holdings Co., Ltd. Rights 02/09/09	21,689	38,517

TOTAL — SOUTH KOREA			460,095,156

TAIWAN — (10.5%)
COMMON STOCKS — (10.5%)
*	A.G.V. Products Corp.	2,790,429	526,171
	Abocom Systems, Inc.	340,752	49,801

	Acbel Polytech, Inc.	2,851,960	1,043,310
*	Accton Technology Corp.	3,633,000	774,952
	Acer, Inc.	794,783	987,017
	Advanced Semiconductor Engineering, Inc. ADR	155,986	249,578
	Allis Electric Co., Ltd.	749,320	99,753
	Ampoc Far East Co., Ltd.	749,016	145,878
	Amtran Technology Co., Ltd.	2,115,173	642,083
*	Apex Science & Engineering Corp.	496,000	75,661
*	Arima Computer Corp.	3,904,781	286,370
	Asia Cement Corp.	11,165,366	7,856,325
	Asia Chemical Corp.	1,756,000	650,383
	Asia Polymer Corp.	1,576,489	779,345
	Asia Vital Components Co., Ltd.	1,520,655	579,537
	AU Optronics Corp.	3,974,575	2,808,703
#	AU Optronics Corp. Sponsored ADR	3,717,321	26,318,633
	Audix Co., Ltd.	823,164	266,371
	Aurora Corp.	568,676	378,456
	Aurora Systems Corp.	281,281	118,557
	Avision, Inc.	1,360,555	287,516
	Bank of Kaohsiung Co., Ltd.	3,673,926	710,801
*	Behavior Tech Computer Corp.	884,716	42,001
	Bes Engineering Corp.	9,541,443	1,694,018
	Biostar Microtech International Corp.	476,595	98,706
	C Sun Manufacturing, Ltd.	219,249	55,916
*	Carnival Industrial Corp.	2,482,000	269,523
	Cathay Chemical Works, Inc.	857,000	173,309
	Cathay Real Estate Development Co., Ltd.	8,230,421	1,675,632
	Central Reinsurance Co., Ltd.	2,457,781	533,080
	Chain Qui Development Co., Ltd.	272,173	85,697
	Champion Building Materials Co., Ltd.	2,086,914	410,593
	Chang Hwa Commercial Bank	36,121,459	11,401,620
*	Chang-Ho Fibre Corp.	192,000	56,445
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	381,103
	Cheng Loong Corp.	7,053,480	1,315,089
	Chenming Mold Industrial Corp.	798,040	207,584
	Chi Mei Optoelectronic Corp.	30,325,932	9,252,010
*	Chia Her Industrial Co., Ltd.	2,263,340	53,403
*	Chia Hsin Cement Corp.	4,145,594	1,410,057
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	58,722
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	251,649
*	Chien Tai Cement Co., Ltd.	238	6
	Chilisin Electronics Corp.	168,300	33,642
*	China Airlines	15,861,952	2,965,912
	China Chemical & Pharmaceutical Co.	1,877,264	687,183
	China Development Financial Holding Corp.	80,236,032	13,832,276
	China Electric Manufacturing Co., Ltd.	2,450,200	713,631
*	China General Plastics Corp.	2,402,000	612,106
	China Glaze Co., Ltd.	889,084	159,349
	China Man-Made Fiber Co., Ltd.	8,736,813	999,283
	China Metal Products Co., Ltd.	470,000	219,512
	China Motor Co., Ltd.	5,676,749	1,386,468
*	China Petrochemical Development Corp.	13,242,580	2,361,645

*	China Rebar Co., Ltd.	439,188	59,103
	China Steel Structure Co., Ltd.	498,219	190,975
	China Synthetic Rubber Corp.	2,189,890	1,803,957
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	200,639
	Chinatrust Financial Holdings Co., Ltd.	41,602,937	13,733,144
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	117,218
	Chin-Poon Industrial Co., Ltd.	2,197,451	617,925
	Chun Yu Works & Co., Ltd.	1,800,000	385,103
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	980,450
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	521,727
	Chung Hwa Pulp Corp.	3,513,419	866,209
*	Chung Shing Textile Co., Ltd.	600	8
	Chungwa Picture Tubes Co., Ltd.	51,320,045	4,720,724
	Clevo Co.	2,567,280	1,979,926
*	CMC Magnetics Corp.	24,065,000	3,313,089
	Collins Co., Ltd.	1,769,823	369,253
	Compal Electronics, Inc.	2,289,623	1,160,146
	Compeq Manufacturing Co., Ltd.	7,890,000	961,978
*	Compex International Co. Ltd.	46,400	276
	Continental Engineering Corp.	5,097,848	1,218,697
*	Cosmos Bank Taiwan	2,048,199	111,397
	CTCI Corp.	2,583,939	1,604,312
	CX Technology Co., Ltd.	82,728	17,175
	Cyntec Co., Ltd.	27,319	22,439
	Da-Cin Construction Co., Ltd.	1,684,579	552,898
*	Delpha Construction Co., Ltd.	1,684,044	128,270
*	Der Pao Construction Co., Ltd.	1,139,000	27,807
	Diamond Flower Electric Instrument Co., Ltd.	68,595	76,486
	E.Sun Financial Holding Co., Ltd.	15,243,280	3,504,964
	Eastern Media International	8,183,399	810,040
	Eclat Textile Co., Ltd.	310,867	87,942
	Edom Technology Co., Ltd.	888,800	150,717
	Elan Microelectronics Corp.	1,495,361	1,087,499
	Elite Material Co., Ltd.	1,263,079	202,097
	Elite Semiconductor Memory Technology, Inc.	793,109	470,314
	Elitegroup Computer Systems Co., Ltd.	6,985,066	1,161,383
	Enlight Corp.	1,184,549	14,800
*	EnTie Commercial Bank	693,232	203,258
*	Eva Airways Corp.	16,403,783	3,083,333
*	Ever Fortune Industrial Co., Ltd.	409,000	4,018
	Everest Textile Co., Ltd.	3,357,002	384,482
	Evergreen International Storage & Transport Corp.	3,116,000	1,432,610
	Evergreen Marine Corp., Ltd.	9,208,527	3,700,136
	Everlight Chemical Industrial Corp.	2,147,950	563,976
*	Everspring Industry Co., Ltd.	1,293,180	190,787
*	Evertop Wire Cable Corp.	829,890	96,079
	Excel Cell Electronics Co., Ltd.	565,000	123,144
	Far Eastern Department Stores, Ltd.	4,970,936	2,251,385
*	Far Eastern International Bank	11,541,236	1,703,314
	Federal Corp.	3,092,876	904,550
	Feng Hsin Iron & Steel Co., Ltd.	342,990	368,500

*	FIC Global, Inc.	122,255	13,283
	First Copper Technology Co., Ltd.	2,383,750	357,968
	First Financial Holding Co., Ltd.	18,098,108	7,779,659
	First Hotel	544,854	286,959
	First Steamship Co., Ltd.	728,000	678,332
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	3,453,287
	Formosa Taffeta Co., Ltd.	7,495,511	3,523,677
	Formosan Rubber Group, Inc.	4,667,000	1,491,251
*	Formosan Union Chemical Corp.	238,174	69,881
	Fortune Electric Co., Ltd.	794,850	678,987
*	Fu I Industrial Co., Ltd.	290,400	62,005
	Fubon Financial Holding Co., Ltd.	30,440,000	18,257,470
	Fwuson Industry Co., Ltd.	1,518,220	308,946
	G.T.M. Corp.	543,000	112,965
*	Giga Storage Corp.	2,039,898	144,526
	Giga-Byte Technology Co., Ltd.	5,303,287	1,868,130
	Gold Circuit Electronics, Ltd.	2,574,549	478,041
	Goldsun Development & Construction Co., Ltd.	8,392,689	2,186,174
	Good Will Instrument Co., Ltd.	383,670	137,185
	Gordon Auto Body Parts Co., Ltd.	1,050,352	225,291
*	Grand Pacific Petrochemical Corp.	3,861,000	494,944
	Grape King, Inc.	516,000	225,392
	Great China Metal Industry Co., Ltd.	1,577,000	565,011
	Great Wall Enterprise Co., Ltd.	1,721,327	1,221,505
	Hanpin Co., Ltd.	1,008,000	318,318
*	Helix Technology, Inc.	29,585	8,324
	Hey Song Corp.	3,250,000	904,803
*	Hitron Technologies, Inc.	514,000	93,150
*	Ho Tung Holding Corp.	3,868,628	822,471
	Hocheng Corp.	2,499,300	457,888
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	199,164
	Hong Ho Precision Textile Co., Ltd.	58,136	9,992
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	364,819
	Hong Yi Fiber Industry Co., Ltd.	573,000	98,765
	Hsin Kuang Steel Co., Ltd.	1,568,465	641,990
	Hsing Ta Cement Co., Ltd.	1,969,980	465,104
	Hua Eng Wire & Cable Co., Ltd.	4,069,035	551,233
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,492,862
*	Hualon Corp.	257,040	8,265
	Hung Ching Development & Construction Co., Ltd.	1,828,468	200,061
	Hung Poo Construction Corp.	1,392,436	806,094
	Hung Sheng Construction Co., Ltd.	3,463,000	664,758
*	Hwa Fong Rubber Co., Ltd.	408,960	97,346
	Ichia Technologies, Inc.	1,992,260	406,499
*	Inernational Semiconductor Technology, Ltd.	10,000	1,045
	Innolux Display Corp.	5,700,000	4,330,686
	Inventec Corp.	13,588,781	3,612,437
*	Jean Co., Ltd.	190,000	19,102
	Jui Li Enterprise Co., Ltd.	712,760	99,867
	Jung Shing Wire Co., Ltd.	127,936	17,911
	K Laser Technology, Inc.	735,601	216,551
	Kang Na Hsiung Co., Ltd.	1,395,127	526,177

*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	285,305
	Kaulin Manufacturing Co., Ltd.	926,656	291,701
	Kee Tai Properties Co., Ltd.	1,657,368	301,143
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	740,966
	King Yuan Electronics Co., Ltd.	10,137,518	1,856,052
	Kingdom Construction Co., Ltd.	3,124,000	619,079
*	King’s Town Bank	5,194,012	812,753
	Kinpo Electronics, Inc.	9,690,375	1,608,073
	Knowledge-Yield-Excellence Systems Corp.	432,416	184,567
	Kung Long Batteries Industrial Co., Ltd.	173,000	71,837
	Kuoyang Construction Co., Ltd.	641,029	147,339
*	Kwong Fong Industries Corp.	3,801,000	445,899
	Lan Fa Textile Co., Ltd.	2,409,703	350,253
*	Lead Data Co., Ltd.	2,539,140	136,193
*	Leadtek Research, Inc.	727,844	63,981
*	Lealea Enterprise Co., Ltd.	4,662,000	539,733
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,389,341
	Lee Chi Enterprises Co., Ltd.	845,900	176,108
	Lelon Co., Ltd.	919,118	152,379
*	Leofoo Development Co., Ltd.	1,777,000	613,600
	Les Enphants Co., Ltd.	167,204	78,739
*	Li Peng Enterprise Co., Ltd.	3,988,712	358,566
	Lian Hwa Foods Corp.	157,000	39,170
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	74,714
	Lien Hwa Industrial Corp.	4,149,411	1,401,774
	Lingsen Precision Industries, Ltd.	2,254,295	382,769
	Lite-On Technology Corp.	5,412,209	3,256,379
	Long Bon Development Co., Ltd.	2,839,301	507,965
*	Long Chen Paper Co., Ltd.	3,677,741	658,362
	Lucky Cement Corp.	2,683,000	423,262
	Macronix International Co., Ltd.	26,111,644	6,794,711
	Mayer Steel Pipe Corp.	788,740	275,713
	Maywufa Co., Ltd.	192,264	72,293
	Mega Financial Holding Co., Ltd.	69,737,000	20,446,372
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	117,200
	Mercuries & Associates, Ltd.	3,533,829	932,892
*	Mercuries Data Co., Ltd.	1,131,800	193,265
	Merida Industry Co., Ltd.	447,260	518,692
	Microelectronics Technology, Inc.	1,938,000	648,657
	Micro-Star International Co., Ltd.	6,657,448	3,218,778
*	Microtek International, Inc.	819,062	61,164
	Mitac International Corp.	2,281,000	737,101
	Mitac Technology Corp.	1,501,065	584,681
	Mobiletron Electronics Co., Ltd.	90,000	23,504
	Mospec Seminconductor Corp.	404,000	129,164
*	Mustek Systems, Inc.	1,191,983	67,571
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	147,720
	Nankang Rubber Tire Co., Ltd.	278,941	111,146
	Nantex Industry Co., Ltd.	1,459,474	697,524
*	Nanya Technology Co., Ltd.	20,440,706	3,447,072
*	New Asia Construction & Development Co., Ltd.	1,011,542	119,168

	Nien Hsing Textile Co., Ltd.	3,910,000	894,104
*	Ocean Plastics Co., Ltd.	1,135,776	322,846
*	Optimax Technology Corp.	3,466,000	78,113
	Opto Tech Corp.	885,609	297,699
*	Orient Semiconductor Electronics, Ltd.	372,276	30,638
	Oriental Union Chemical Corp.	3,567,225	1,386,570
*	Pacific Construction Co., Ltd.	4,079,256	240,147
	Pan Jit International, Inc.	1,982,818	623,639
	Phihong Technology Co., Ltd.	2,226,661	459,602
	Phoenix Precision Technology Corp.	1,820,000	367,399
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	147,854
	Prince Housing & Development Corp.	4,151,737	549,375
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	274,384
*	Promise Technology, Inc.	654,685	235,704
	Qisda Corp.	8,957,952	1,605,421
*	Quintain Steel Co., Ltd.	3,247,000	491,959
	Radium Life Tech Corp.	1,491,144	418,151
	Ralec Electronic Corp.	286,018	121,707
	Realtek Semiconductor Corp.	805,290	875,999
*	Rectron, Ltd.	452,836	27,976
	Reward Wool Industry Corp.	965,000	100,309
*	Rexon Industrial Corp., Ltd.	1,026,820	95,810
*	Ritek Corp.	20,663,518	2,858,666
	Ruentex Development Co., Ltd.	2,897,000	1,447,244
	Ruentex Industries, Ltd.	2,485,000	1,292,317
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	593,355
	San Fang Chemical Industry Co., Ltd.	217,644	110,199
	Sanyang Industrial Co., Ltd.	5,526,268	1,028,689
	Sanyo Electric Co., Ltd.	971,000	477,135
	Senao International Co., Ltd.	150,944	140,536
	Shan-Loong Transportation Co., Ltd.	133,286	45,402
	Sheng Yu Steel Co., Ltd.	1,716,000	978,438
	Shihlin Electric & Engineering Corp.	1,743,000	1,430,627
	Shin Kong Financial Holding Co., Ltd.	14,428,507	3,344,503
	Shinkong Co., Ltd.	2,182,412	587,600
	Shinkong Synthetic Fibers Co., Ltd.	9,238,342	1,077,292
	Shuttle, Inc.	1,190,223	215,590
	Sigurd Microelectronics Corp.	487,608	93,792
*	Silicon Integrated Systems Corp.	10,223,485	1,532,598
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	2,086
	Sincere Navigation Corp.	538,692	369,854
	Sinkang Industries Co., Ltd.	806,669	187,703
	Sinkong Spinning Co., Ltd.	1,246,311	478,219
	Sinon Corp.	2,114,700	509,067
	SinoPac Holdings Co., Ltd.	60,339,809	10,024,448
*	Sintek Photronics Corp.	3,861,120	439,980
	Siward Crystal Technology Co., Ltd.	889,405	233,526
	Solomon Technology Corp.	1,153,847	198,148
	South East Soda Manufacturing Co., Ltd.	927,500	695,062

	Southeast Cement Co., Ltd.	3,208,700	850,331
	Space Shuttle Hi-Tech Co., Ltd.	549,269	64,800
	SPI Electronic Co., Ltd.	100,000	41,953
	Spirox Corp.	282,367	83,636
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	328,565
	Standard Foods Taiwan, Ltd.	1,850,000	1,165,157
	Stark Technology, Inc.	775,200	241,028
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	855,473
	Sunplus Technology Co., Ltd.	2,515,620	947,258
	Synnex Technology International Corp.	1,687,339	1,886,304
*	Syscom Computer Engineering Co.	446,000	85,770
	Sysware Systex Corp.	828,801	409,822
*	T JOIN Transportation Co., Ltd.	3,278,000	1,122,994
	Ta Chen Stainless Pipe Co., Ltd.	1,498,864	555,150
*	Ta Chong Bank, Ltd.	12,806,906	1,519,823
	Ta Ya Electric Wire & Cable Co., Ltd.	4,255,732	633,775
	Ta Yih Industrial Co., Ltd.	192,000	56,378
	Tah Hsin Industrial Corp.	1,452,000	600,111
*	Tai Roun Products Co., Ltd.	379,000	57,047
	Ta-I Technology Co., Ltd.	1,279,034	494,966
	Taichung Commercial Bank	7,966,754	1,373,497
	Tainan Spinning Co., Ltd.	9,741,000	1,738,120
	Taishin Financial Holdings Co., Ltd.	46,043,000	7,161,338
*	Taisun Enterprise Co., Ltd.	1,931,721	402,412
	Taita Chemical Co., Ltd.	1,775,400	267,499
*	Taiwan Business Bank	28,343,549	5,418,303
	Taiwan Cement Corp.	12,306,807	8,211,062
	Taiwan Cooperative Bank	29,226,902	12,712,125
	Taiwan Fire & Marine Insurance Co., Ltd.	1,864,320	701,394
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	67,075
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	34,328
	Taiwan Glass Industrial Corp.	5,867,741	2,868,361
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,190,581
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	212,683
*	Taiwan Kolin Co., Ltd.	5,797,000	120,816
	Taiwan Line Tek Electronic Co., Ltd.	448,259	144,615
	Taiwan Mask Corp.	2,194,000	512,881
	Taiwan Navigation Co., Ltd.	684,898	774,371
*	Taiwan Pulp & Paper Corp.	2,218,000	492,095
	Taiwan Sakura Corp.	1,628,490	350,762
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	262,662
	Taiwan Styrene Monomer Corp.	4,013,856	899,209
*	Taiwan Tea Corp.	2,988,381	933,724
	Taiyen Biotech Co., Ltd.	1,776,000	625,849
*	Tatung Co., Ltd.	23,096,000	3,814,518
*	Teapo Electronic Corp.	2,496,670	165,898
	Teco Electric & Machinery Co., Ltd.	15,351,834	4,231,402
*	Tecom, Ltd.	1,440,753	438,305
	Test-Rite International Co., Ltd.	1,529,391	694,227
	Tex-Ray Industrial Co., Ltd.	724,000	102,415
	The Ambassador Hotel	996,000	849,374
	The First Insurance Co., Ltd.	2,009,064	377,931

	Thye Ming Industrial Co., Ltd.	171,727	72,613
	Ton Yi Industrial Corp.	7,349,810	2,081,232
	Tong Yang Industry Co., Ltd.	850,739	304,117
*	Tong-Hwa Synthetic Fiber Co., Ltd.	317,000	17,700
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	482,950
	TSRC Corp.	1,874,400	1,344,099
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	36,099
	Tung Ho Steel Enterprise Corp.	2,688,555	1,773,692
*	Twinhead International Corp.	1,446,017	74,677
	TYC Brother Industrial Co., Ltd.	1,183,561	382,441
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	405,401
	Tze Shin International Co., Ltd.	934,919	325,404
*	Union Bank of Taiwan	9,266,577	1,480,300
*	Union Insurance Co., Ltd.	189,469	77,819
	Unitech Electronics Co., Ltd.	1,280,174	333,079
	Unitech Printed Circuit Board Corp.	2,466,265	477,396
	United Integration Service Co., Ltd.	986,000	315,597
	United Microelectronics Corp.	106,490,069	22,732,374
	Unity Opto Technology Co., Ltd.	571,125	161,223
*	Universal Cement Corp.	3,644,551	1,270,395
	Universal Microelectronics Co., Ltd.	747,491	167,695
	Universal Scientific Industrial Co., Ltd.	6,522,366	1,410,097
	Universal, Inc.	622,000	162,064
	UPC Technology Corp.	4,912,437	1,321,679
	USI Corp.	4,528,000	1,529,709
	U-TECH Media Corp.	1,566,799	218,872
*	Ve Wong Corp.	1,112,000	407,773
*	Visual Photonics Epitacy Co., Ltd.	94,710	31,259
	Walsin Lihwa Corp.	23,007,412	3,912,749
	Walsin Technology Corp., Ltd.	4,027,876	747,753
	Wan Hwa Enterprise Co., Ltd.	1,229,400	359,413
	Waterland Financial Holdings	12,821,080	1,906,074
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	248,356
*	Wei Chuan Food Corp.	1,007,000	629,082
	Weltrend Semiconductor, Inc.	978,994	337,428
*	Winbond Electronics Corp.	29,524,000	2,678,906
	Wintek Corp.	7,268,000	1,265,278
	WPG Holdings Co., Ltd.	1,037,151	547,599
*	Wus Printed Circuit Co., Ltd.	3,003,928	326,993
	Yageo Corp.	26,995,840	3,057,928
	Yang Ming Marine Transport Corp.	9,139,615	2,444,267
	Yeung Cyang Industrial Co., Ltd.	881,196	321,090
*	Yi Jinn Industrial Co., Ltd.	1,376,200	123,310
	Yieh Phui Enterprise Co., Ltd.	9,588,523	2,567,276
	Yosun Industrial Corp.	2,032,539	778,880
	Yuanta Financial Holding Co., Ltd.	9,699,422	3,647,102
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	1,973,481
	Yulon Motor Co., Ltd.	6,427,572	2,337,278
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	47,961
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	452,792
	Yung Tay Engineering Co., Ltd.	2,407,000	896,291
	Zig Sheng Industrial Co., Ltd.	4,011,378	438,260

TOTAL — TAIWAN			458,272,934

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	54,652
*	Adkinson Securities PCL (Foreign)	15,973,600	228,423
	Asia Plus Securities PCL (Foreign)	7,008,500	222,492
	Asian Property Development PCL (Foreign)	1,911,600	118,091
	Ayudhya Insurance PCL (Foreign)	228,500	70,906
*	Bangchak Petroleum PCL (Foreign)	150,000	31,103
	Bangkok Bank PCL (Foreign)	4,678,900	9,969,342
	Bangkok Bank PCL (Foreign) NVDR	4,718,100	9,782,990
	Bangkok Expressway PCL (Foreign)	4,103,500	1,901,236
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	100,039
	Bangkok Insurance PCL (Foreign)	87,880	477,540
*	Bangkok Land PCL (Foreign)	78,669,103	517,486
	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	4,143,516
	Banpu PCL (Foreign)	593,900	3,804,765
	Big C Supercenter PCL (Foreign)	1,279,200	1,371,943
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	667,469
	Capital Nomura Securities PCL (Foreign)	370,100	157,715
	Capital Nomura Securities PCL (Foreign) NVDR	153,300	65,327
	Central Plaza Hotel PCL (Foreign)	5,422,500	511,776
#	Ch. Karnchang PCL (Foreign)	720,000	78,250
	Charoen Pokphand Foods PCL (Foreign)	36,310,340	3,426,973
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	83,965
	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,319,247
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	829,029
	Erawan Group PCL (Foreign)	4,288,950	147,197
*	G J Steel PCL (Foreign)	124,232,100	461,895
	GMM Grammy PCL (Foreign)	338,100	93,312
	Golden Land Property PCL (Foreign)	232,500	13,432
	Golden Land Property PCL (Foreign) NVDR	570,000	32,930
	Hana Microelectronics PCL (Foreign)	1,555,000	489,203
	Hermraj Land & Development PCL (Foreign)	64,383,100	1,049,574
	ICC International PCL (Foreign)	2,710,500	3,255,856
*	Indorama polyester Industries PCL (Foreign)	128,550	3,677
	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	1,038,420
	Jasmine International PCL (Foreign)	41,666,800	440,918
	Kang Yong Electric PCL (Foreign)	236,200	209,415
	Kasikornbank PCL (Foreign)	1,505,300	1,958,849
	Kasikornbank PCL (Foreign) NVDR	164,500	211,712
	KGI Securities One PCL (Foreign)	11,756,100	242,082
#	Kiatnakin Finance PCL (Foreign)	2,995,900	959,648
	Krung Thai Bank PCL (Foreign)	33,380,400	3,799,628
	Krungthai Card PCL (Foreign)	1,326,700	263,708
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	932,942
	Lalin Property PCL (Foreign)	4,561,600	146,117
	Land & Houses PCL (Foreign)	559,510	51,526
	Land & Houses PCL (Foreign) NVDR	3,647,800	335,934

*	Loxley PCL (Foreign)	7,775,300	429,181
	MBK Development PCL (Foreign)	888,800	1,302,760
	MK Real Estate Development PCL (Foreign)	5,772,100	189,845
	Modernform Group PCL (Foreign)	46,000	39,632
*	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	380,257
	Noble Development PCL (Foreign)	2,425,600	120,708
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	457,829
	Polyplex PCL (Foreign)	5,424,000	577,071
	Pranda Jewelry PCL (Foreign)	610,000	84,264
	Precious Shipping PCL	320,400	97,133
	Property Perfect PCL (Foreign)	3,707,900	246,027
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	1,405,666
	PTT Chemical PCL (Foreign)	3,076,810	2,749,902
	Quality Houses PCL (Foreign)	34,270,900	891,935
	Regional Container Lines PCL (Foreign)	5,884,700	1,093,967
	Rojana Industrial Park PCL (Foreign)	92,600	10,223
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,656,159
	Saha Pathanapibul PCL (Foreign)	1,594,833	775,409
	Saha-Union PCL (Foreign)	2,976,400	1,242,827
	Sahaviriya Steel Industries PCL (Foreign)	68,900,700	669,991
	Sansiri PCL (Foreign)	9,982,900	508,210
	SC Asset Corp. PCL (Foreign)	1,345,200	238,531
	Seamico Securities PCL (Foreign)	5,788,600	221,842
	Serm Suk PCL (Foreign) NVDR	39,000	8,310
*	Shinawatra Satellite PCL (Foreign)	9,300,400	1,010,768
*	Siam City Bank PCL (Foreign)	2,563,700	509,587
	Siam Commercial Bank PCL (Foreign)	4,640,600	6,901,507
	Siam Industrial Credit PCL (Foreign)	1,840,950	82,662
	Siam Makro PCL (Foreign)	331,200	663,063
*	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	845,391
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	315,791
	Supalai PCL (Foreign)	8,329,366	455,000
	SVOA PCL (Foreign)	4,744,000	81,407
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	452,802
#	Thai Oil PCL (Foreign)	2,300,000	1,611,612
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,432,881
	Thai Rayon PCL (Foreign)	165,000	134,492
*	Thai Rung Union Car PCL (Foreign)	5,386,250	209,504
	Thai Union Frozen Products PCL (Foreign)	1,173,600	654,517
	Thai Wacoal PCL (Foreign)	93,300	87,056
	Thanachart Capital PCL (Foreign)	6,228,800	1,327,172
	The Siam Cement PCL (Foreign) NVDR	377,100	1,078,507
	Thoresen Thai Agencies PCL (Foreign)	2,328,000	1,165,165
#	Ticon Industrial Connection PCL (Foreign)	105,200	18,955
	Tipco Asphalt PCL (Foreign)	403,856	91,825
*	Tisco Financial Group PCL (Foreign)	1,041,700	288,989
*	TMB Bank PCL (Foreign)	103,415,816	1,656,309
	Total Access Communication PCL (Foreign)	1,264,380	1,011,504
*	TPI Polene PCL (Foreign)	10,927,124	968,800
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	156,101
	Univentures PCL (Foreign)	3,481,400	144,374
	Vanachai Group PCL (Foreign)	9,076,500	443,896

	Vibhavadi Medical Center PCL (Foreign)	1,307,800	86,775
	Vinythai PCL (Foreign)	5,213,817	560,674
TOTAL COMMON STOCKS			95,917,015

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	17,263
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	2,281
*	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	35,066	—
TOTAL RIGHTS/WARRANTS			19,544

TOTAL — THAILAND			95,936,559

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Adana Cimento Sanayi Ticaret A.S.	425,898	89,558
	Akbank T.A.S.	3,936,018	11,318,318
*	Akenerji Elektrik Uretim A.S.	201,755	695,921
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	773,320
	Aksigorta A.S.	260,763	422,992
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	81,904
	Alarko Holding A.S.	1,693,116	1,689,965
	Alkim Alkali Kimya A.S.	55,205	126,962
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	278,376
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,418,180	1,354,654
*	Anadolu Cam Sanayii A.S.	1,486,816	930,359
	Anadolu Hayat Sigorta A.S.	299,133	239,185
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	99,739
	Arcelik A.S	84,375	89,631
*	Asya Katilim Bankasi A.S.	144,411	92,789
*	Ayen Enerji A.S.	415,323	401,668
*	Aygaz A.S.	1,434,532	1,668,876
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	191,638
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	275,684
	Bati Anabolu Cimento A.S.	255,022	741,665
*	Beko Elektronik A.S.	283,333	97,430
	BIM BirlesikMagazalar A.S.	9,033	193,182
	Bolu Cimento Sanayii A.S.	802,283	517,720
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	356,442
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	591,500
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	201,137
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	149,054
	Bursa Cimento Fabrikasi A.S.	8,256	22,748
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	402,142	159,948
	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	866,920
	Coca-Cola Icecek A.S.	10,186	46,918
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	257,606
*	Dogan Gazetecilik A.S.	194,389	174,243
*	Dogan Sirketler Grubu Holding A.S.	9,819,108	3,680,888
*	Dogan Yayin Holding A.S.	121,662	47,087

*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	339,824	211,827
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	9,531
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	670,692	336,066
	Enka Insaat ve Sanayi A.S.	43,367	140,661
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,646,883	12,143,187
*	Fortis Bank A.S.	1	—
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	141,684
*	Global Yatirim Holding A.S.	1,275,893	192,355
*	Goldas Kuyumculuk Sanayi A.S.	552,019	245,863
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	374,472
*	Goodyear Lastikleri T.A.S.	77,420	263,765
*	GSD Holding A.S.	2,225,362	428,514
	Gubre Fabrikalari Ticaret A.S.	43,641	149,060
	Gunes Sigorta A.S.	439,694	315,380
	Hektas Ticaret T.A.S.	380,059	132,544
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	121,662	46,831
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	18,081
*	Ihlas Holding A.S.	2,158,431	260,354
	Izmir Demir Celik Sanayii A.S.	1,033,232	946,686
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	691,626
	Karton Sanayi ve Ticaret A.S.	9,078	299,311
*	Klimasan Klima Sanayi ve Ticaret A.S.	50,744	168,945
*	Koc Holding A.S. Series B	975,093	1,359,296
	Konya Cimento Sanayii A.S.	6,740	158,371
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	915,611	691,146
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	458,276
*	Marmari Marti Otel Isletmeleri A.S.	869,614	178,224
	Marshall Boya ve Vernik Sanayii A.S.	27,295	102,804
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	153,698
*	Multu Aku ve Malzemeleri Sanayi A.S.	249,949	123,165
*	Net Holding A.S.	1,239,663	217,078
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	312,986
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	186,014
	Otobus Karoseri Sanayi A.S.	51,460	254,882
*	Parsan Makina Parcalari Sanayii A.S.	350,178	151,514
	Pinar Entegre Et ve Un Sanayi A.S.	231,479	285,018
	Pinar Sut Mamulleri Sanayii A.S.	48,128	77,359
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,817
*	Sabah Yayincilik A.S.	31,938	73,856
*	Sanko Pazarlama Ithalat Ihracat A.S.	107,831	105,339
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	457,355
*	Sekerbank T.A.S.	399,288	239,535
*	Tat Konserve Sanayii A.S.	602,024	366,813
*	Tekstil Bankasi A.S.	931,412	251,136
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	687,947
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	554,415
*	Trakya Cam Sanayii A.S.	3,196,909	1,676,105
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,481,247
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	2,470,249

	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,930,722
*	Turkiye Garanti Bankasi A.S.	8,429,376	11,396,256
	Turkiye Is Bankasi A.S.	3,075,021	6,821,599
	Turkiye Vakiflar Bankasi T.A.O.	1,365,700	989,008
	Ulker Biskuvi Sanayi A.S.	741,800	765,765
*	USAS Ucak Servisi A.S.	134,650	85,767
*	Uzel Makina Sanayii A.S.	275,042	130,554
*	Vestel Elektronik Sanayi ve Ticaret A.S.	859,088	417,527
	Yapi Kredi Finansal Kiralama A.S.	45,196	41,379
*	Yapi ve Kredi Bankasi A.S.	4,431,636	4,781,619
*	Zorlu Enerji Elektrik Uretim A.S.	560,562	720,971

TOTAL — TURKEY			87,600,582

			Value †
SECURITIES LENDING COLLATERAL — (12.0%)
§ @	DFA Short Term Investment Fund LP	523,653,524	523,653,524

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.29%, 02/02/09 (Collateralized by various corporate obligations, ranging in par value from $1,378,657 to $6,305,166, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/36 to 04/01/38, valued at $417,647) to be repurchased at $409,468	$409	409,458
TOTAL SECURITIES LENDING COLLATERAL			524,062,982

TOTAL INVESTMENTS - (100.0%) (Cost $5,968,850,590)##			$4,379,467,612

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of January 31, 2009 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,230,528,213	$3,148,939,399	—	$4,379,467,612

Federal Tax Cost Note

At January 31, 2009, the total cost of securities for federal income tax purposes was $6,000,611,267 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

(a)                                 Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  March 27, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  March 30, 2009